Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 15, 2013	Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	CHOICEONE FINANCIAL SERVICES INC
Entity Central Index Key	0000803164
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 47,600,000
Entity Common Stock, Shares Outstanding		3,299,120
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 19,034	$ 17,125
Federal funds sold
Cash and cash equivalents	19,034	17,125
Securities available for sale (Note 2)	134,492	114,276
Federal Home Loan Bank stock	2,478	2,478
Federal Reserve Bank stock	1,272	1,271
Loans held for sale	1,874	1,262
Loans (Note 3)	311,468	320,127
Allowance for loan losses (Note 3)	(5,852)	(5,213)
Loans, net	305,616	314,914
Premises and equipment, net (Note 5)	12,121	12,080
Other real estate owned, net (Note 7)	2,019	1,934
Cash value of life insurance policies	9,970	9,834
Intangible assets, net (Note 6)	1,724	2,172
Goodwill (Note 6)	13,728	13,728
Other assets	4,585	4,840
Total assets	508,913	495,914
Liabilities
Deposits - noninterest-bearing (Note 8)	101,861	78,263
Deposits - interest-bearing (Note 8)	322,338	325,102
Total deposits	424,199	403,365
Repurchase agreements (Note 9)	19,572	21,869
Advances from Federal Home Loan Bank (Note 10)	420	8,447
Other liabilities (Notes 11 and 13)	4,216	4,329
Total liabilities	448,407	438,010
Shareholders' Equity
Preferred stock; shares authorized: 100,000; shares outstanding: none
Common stock and paid in capital, no par value; shares authorized: 7,000,000; shares outstanding: 3,298,081 a in 2012 and 3,293,269 in 2011 (Notes 14)	46,649	46,602
Retained earnings	11,501	8,887
Accumulated other comprehensive income, net (Note 16)	2,356	2,415
Total shareholders' equity	60,506	57,904
Total liabilities and shareholders' equity	$ 508,913	$ 495,914

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, authorized	100,000	100,000
Preferred stock, outstanding	0	0
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	7,000,000	7,000,000
Common stock, shares outstanding	3,298,081	3,293,269

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income
Loans, including fees	$ 16,875	$ 18,398	$ 19,081
Securities:
Taxable	1,958	1,789	1,460
Tax exempt	1,361	1,268	1,398
Other	25	20	22
Total interest income	20,219	21,475	21,961
Interest expense
Deposits	2,087	2,956	3,914
Advances from Federal Home Loan Bank	271	307	748
Other borrowings	186	290	304
Total interest expense	2,544	3,553	4,966
Net interest income	17,675	17,922	16,995
Provision for loan losses (Note 3)	2,515	3,700	3,950
Net interest income after provision for loan losses	15,160	14,222	13,045
Noninterest income
Customer service charges	3,365	3,454	3,160
Insurance and investment commissions	711	672	690
Gains on sales of loans (Note 4)	1,634	672	682
Gains on sales of securities (Note 2)	419	129	537
Loss on other than temporary impairment of securities (Note 2)			(94)
Gains/(losses) on sales and write-downs and other assets (Note 7)	(358)	29	(432)
Earnings on life insurance policies	447	354	360
Other income	671	829	666
Total noninterest income	6,889	6,139	5,569
Noninterest expense
Salaries and benefits (Notes 13 and 14)	7,873	7,348	7,040
Occupancy and equipment (Note 5)	2,256	2,247	2,157
Data processing	1,852	1,740	1,651
Professional fees	887	793	675
Supplies and postage	430	517	497
Advertising and promotional	212	160	168
Intangible asset amortization (Note 6)	448	448	448
Loan and collection expense	589	575	678
FDIC insurance	377	488	641
Other expense	1,520	1,472	1,294
Total noninterest expense	16,444	15,788	15,249
Income before income tax	5,605	4,573	3,365
Income tax expense (Note 11)	1,343	1,060	654
Net income	$ 4,262	$ 3,513	$ 2,711
Basic earnings per common share (Note 15)	$ 1.29	$ 1.07	$ 0.83
Diluted earnings per common share (Note 15)	$ 1.29	$ 1.07	$ 0.83
Dividends declared per common share	$ 0.5	$ 0.48	$ 0.48

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income
Net income	$ 4,262	$ 3,513	$ 2,711
Unrealized holding gains on available for sale securities	240	1,615	419
Funded status of post-retirement benefit plan	(22)	(15)	(14)
[OtherComprehensiveIncomeTotalBeforeReclassification]	218	1,600	405
Less: Reclassification adjustment for gain recognized in earnings, net of tax	277	85	292
Other comprehensive income/(loss), net of tax	(59)	1,515	113
Comprehensive income	$ 4,203	$ 5,028	$ 2,824

CONSOLDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock and Paid in Capital	Retained Earnings	Accumulated Other Comprehensive Income, net	Total
Balance, beginning at Dec. 31, 2009	$ 46,326	$ 5,813	$ 787	$ 52,926
Balance, beginning, shares at Dec. 31, 2009	3,265,714
Net income		2,711		2,711
Other comprehensive income			113	113
Shares issued	125			125
Shares issued, shares	14,805
Shares cancelled, shares	(4)
Change in ESOP repurchase obligation	(16)			(16)
Stock-based compensation	15			15
Effect of employee stock purchases	11			11
Cash dividends declared		(1,572)		(1,572)
Balance, ending at Dec. 31, 2010	46,461	6,952	900	54,313
Balance, ending, shares at Dec. 31, 2010	3,280,515
Net income		3,513		3,513
Other comprehensive income			1,515	1,515
Shares issued	127			127
Shares issued, shares	12,754
Change in ESOP repurchase obligation	(1)			(1)
Stock-based compensation	5			5
Effect of employee stock purchases	10			10
Cash dividends declared		(1,578)		(1,578)
Balance, ending at Dec. 31, 2011	46,602	8,887	2,415	57,904
Balance, ending, shares at Dec. 31, 2011	3,293,269			3,293,269
Net income		4,262		4,262
Other comprehensive income			(59)	(59)
Shares issued	123			123
Shares issued, shares	9,812
Shares repurchased	(75)			(75)
Shares repurchased, shares	(5,000)
Change in ESOP repurchase obligation	(12)			(12)
Effect of employee stock purchases	11			11
Cash dividends declared		(1,648)		(1,648)
Balance, ending at Dec. 31, 2012	$ 46,649	$ 11,501	$ 2,356	$ 60,506
Balance, ending, shares at Dec. 31, 2012	3,298,081			3,298,081

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Net income	$ 4,262	$ 3,513	$ 2,711
Provision for loan losses	2,515	3,700	3,950
Depreciation	900	944	903
Amortization	1,569	1,300	1,173
Compensation expense on stock options and employee purchases	11	15	26
Gains on sales of securities	(419)	(129)	(537)
Loss on other than temporary impairment of securities			94
Gains on sales of loans	(1,634)	(672)	(682)
Loans originated for sale	(44,889)	(25,685)	(28,816)
Proceeds from loan sales	45,622	26,611	28,088
Earnings on bank-owned life insurance	(447)	(354)	(360)
(Gains)/losses on sales of other real estate owned	(51)	(279)	(96)
Write-downs of other real estate owned	405	255	528
Proceeds from sales of other real estate owned	1,259	3,015	1,174
Deferred federal income tax expense/(benefit)	(132)	378	(163)
other assets	667	2,391	875
other liabilities	4	(2,458)	357
Net cash from operating activities	9,642	12,545	9,225
Sales of securities available for sale	9,369	3,310	6,059
Maturities, prepayments and calls of securities available for sale	39,098	18,687	22,271
Purchases of securities available for sale	(69,564)	(43,651)	(44,063)
Purchase of Federal Reserve Bank stock	(1)	(1)
Sale of Federal Home Loan Bank stock		411
Loan originations and payments, net	5,065	(9,375)	875
Proceeds from life insurance	311
Additions to premises and equipment	(921)	(499)	(1,510)
Net cash from investing activities	(16,643)	(31,118)	(16,368)
Net change in deposits	20,834	13,481	24,874
Net change in repurchase agreements	(2,297)	(380)	1,565
Proceeds from Federal Home Loan Bank advances		250
Payments on Federal Home Loan Bank advances	(8,027)	(276)	(13,525)
Issuance of common stock	123	127	125
Repurchase of common stock	(75)
Cash dividends	(1,648)	(1,578)	(1,572)
Net cash from financing activities	8,910	11,624	11,467
Net change in cash and cash equivalents	1,909	(6,949)	4,324
Beginning cash and cash equivalents	17,125	24,074	19,750
Ending cash and cash equivalents	19,034	17,125	24,074
Cash paid for interest	2,625	3,608	5,112
Cash paid for income taxes	1,425	765	285
Loans transferred to other real estate owned	1,718	2,972	1,358
Other real estate owned transferred to premises and equipment	$ 20

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 1 – Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include ChoiceOne Financial Services, Inc., its wholly-owned subsidiary, ChoiceOne Bank, and ChoiceOne Bank’s wholly-owned subsidiary, ChoiceOne Insurance Agencies, Inc. (together referred to as “ChoiceOne”). Intercompany transactions and balances have been eliminated in consolidation.

Nature of Operations

ChoiceOne Bank (the “Bank”) is a full-service community bank that offers commercial, consumer, and real estate loans as well as traditional demand, savings and time deposits to both commercial and consumer clients in portions of Kent, Muskegon, Newaygo, and Ottawa counties in Michigan. Substantially all loans are secured by specific items of collateral including business assets, consumer assets, and real estate. Commercial loans are expected to be repaid from the cash flows from operations of businesses. Real estate loans are collateralized by either residential or commercial real estate.

ChoiceOne Insurance Agencies, Inc. (the “Insurance Agency”) is a wholly-owned subsidiary of the Bank. The Insurance Agency sells insurance policies such as life and health for both commercial and consumer clients. The Insurance Agency also offers alternative investment products such as annuities and mutual funds through a registered broker.

Together, the Bank and the Insurance Agency account for substantially all of ChoiceOne’s assets, revenues and operating income.

Use of Estimates

To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, ChoiceOne’s management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided. Actual results may differ from these estimates. Estimates associated with securities available for sale, the allowance for loan losses, other real estate owned, core deposit intangible assets, loan servicing rights, goodwill, and fair values of certain financial instruments are particularly susceptible to change.

Cash and Cash Equivalents

Cash and cash equivalents are defined to include cash on hand, demand deposits with other banks, and federal funds sold. Cash flows are reported on a net basis for customer loan and deposit transactions, deposits with other financial institutions, and short-term borrowings with original terms of 90 days or less.

Securities

Securities are classified as available for sale because they might be sold before maturity. Securities classified as available for sale are carried at fair value, with unrealized holding gains and losses reported separately in the accumulated other comprehensive income or loss section of shareholders’ equity, net of tax effect. Restricted investments in Federal Reserve Bank stock and Federal Home Loan Bank stock are carried at cost. Equity securities consist of investments in preferred stock, trust-preferred securities, and investments in common stock of other financial institutions.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized using the level-yield method without anticipating prepayments. Gains or losses on sales are recorded on the trade date based on the amortized cost of the security sold.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. The evaluation of securities includes consideration given to the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the issuer, whether the market decline was affected by macroeconomic conditions and whether ChoiceOne has the intent to sell the security or more likely than not will be required to sell the security before its anticipated recovery. In analyzing an issuer’s financial condition, management may consider whether the securities are issued by the federal government or its agencies, or U.S. Government sponsored enterprises, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer’s financial condition. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether ChoiceOne intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis. If ChoiceOne intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, the OTTI shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment. If a security is determined to be other-than-temporarily impaired, but ChoiceOne does not intend to sell the security, only the credit portion of the estimated loss is recognized in earnings, with the other portion of the loss recognized in other comprehensive income.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, deferred loan fees and costs, and an allowance for loan losses. Loans held for sale are reported at the lower of cost or market, on an aggregate basis.

Interest income on loans is reported on the interest method and includes amortization of net deferred loan fees and costs over the estimated loan term. Interest on loans is accrued based upon the principal balance outstanding. The accrual of interest is discontinued at the time at which commercial loans are 90 days past due unless the loan is secured by sufficient collateral and is in the process of collection. Interest on consumer or real estate secured loans is discontinued at the time at which the loan is 120 days past due unless the credit is secured by sufficient collateral and is in the process of collection. Past due status is based on the contractual terms of the loan. In all cases, loans are placed into nonaccrual status or charged off at an earlier date if collection of principal or interest is considered doubtful. Interest accrued but not received is reversed against interest income when the loans are placed into nonaccrual status. Interest received on such loans is applied to principal until qualifying for return to accrual. Loans are returned to accrual basis when all the principal and interest amounts contractually due are brought current and future payment is reasonably assured.

Allowance for Loan Losses

The allowance for loan losses is a valuation allowance for probable incurred credit losses. The allowance is increased by the provision for loan losses and decreased by loans charged off less any recoveries of charged off loans. Management estimates the allowance balance required based on past loan loss experience, the nature and volume of the loan portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off. Loan losses are charged against the allowance when management believes the collectability of a loan balance is not possible.

The allowance consists of general and specific components. The general component covers non-classified loans and is based on historical loss experience adjusted for current factors. The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or doubtful.

A loan is impaired when full payment under the loan terms is not expected. Commercial loans are evaluated for impairment on an individual loan basis. If a loan is considered impaired, a portion of the allowance for loan losses is allocated to the loan so that it is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Large groups of smaller balance homogeneous loans such as consumer and real estate mortgage loans are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Land is carried at cost. Land improvements are depreciated using the straight-line method with useful lives ranging from 7 to 15 years. Building and related components are depreciated using the straight-line method with useful lives ranging from 5 to 39 years. Leasehold improvements are depreciated over the shorter of the estimated life or the lease term. Furniture and equipment are depreciated using the straight-line method with useful lives ranging from 3 to 7 years. Fixed assets are periodically reviewed for impairment. If impaired, the assets are recorded at fair value.

Other Real Estate Owned

Real estate properties acquired in the collection of a loan are initially recorded at the lower of our basis in the loans or fair value at acquisition establishing a new cost basis. Any reduction to fair value from the carrying value of the related loan is accounted for as a loan loss. After acquisition, a valuation allowance reduces the reported amount to the lower of the initial amount or fair value less costs to sell. Expenses to repair or maintain properties are included within other noninterest expenses. Gains and losses upon disposition and changes in the valuation allowance are reported net within other noninterest income.

Loan Servicing Rights

Servicing rights represent the allocated value of servicing rights on loans sold with servicing retained. Servicing rights are expensed in proportion to, and over the period of, estimated net servicing revenues. Impairment is evaluated based on the fair value of the rights, using groupings of the underlying loans as to interest rates and then, secondarily, as to geographic and prepayment characteristics. Fair value is determined using prices for similar assets with similar characteristics when available or based upon discounted cashflows using market-based assumptions. Any impairment of a grouping is reported as a valuation allowance.

Goodwill

Goodwill results from business acquisitions and represents the excess of the purchase price over the fair value of the acquired tangible assets and liabilities and identifiable intangible assets. Goodwill is assessed at least annually for impairment and any such impairment will be recognized in the period identified.

Loan Commitments and Related Financial Instruments

Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit issued to meet financing needs of customers. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Employee Benefit Plans

ChoiceOne’s 401(k) plan allows participants to contribute up to the IRS maximum. Contributions from ChoiceOne to its 401(k) plan are discretionary. ChoiceOne also allows retired employees to participate in its health insurance plan. Employees who have attained age 55 and completed at least ten years of service to ChoiceOne are eligible to participate as a retiree until they are eligible for Medicare. These postretirement benefits are accrued during the years in which the employee provides service.

Employee Stock Ownership Plan

The cost of shares issued to the Employee Stock Ownership Plan (the “ESOP”) but not yet allocated to participants is presented as a reduction of shareholders’ equity. Compensation expense is recorded based on the market price of the shares as they are committed to be released for allocation to participant accounts. The difference between the market price and the cost of shares committed to be released is recorded as an adjustment to additional paid-in capital. Dividends on allocated ESOP shares are recorded as a reduction of retained earnings while dividends on unallocated ESOP shares are reflected as a reduction of debt and accrued interest. Upon distribution of shares to a participant, the participant has the right to require the Company to purchase his or her shares at fair value in accordance with the terms and conditions of the ESOP. As such, these shares are not classified in shareholders’ equity as permanent equity.

Income Taxes

Income tax expense is the sum of the current year income tax due and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

Earnings Per Share

Basic earnings per common share (“EPS”) is based on weighted-average common shares outstanding. The weighted-average number of shares used in the computation of basic and diluted EPS includes shares allocated to the ESOP. Diluted EPS further assumes issue of any dilutive potential common shares issuable under stock options.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income or loss. Other comprehensive income or loss includes unrealized gains and losses on securities available for sale, net of tax, and changes in the funded status of postretirement plans which are also recognized as a separate component of shareholders’ equity.

Loss Contingencies

Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe that there are any such matters that may have a material effect on the financial statements.

Cash Restrictions

Cash on hand or on deposit with the Federal Reserve Bank of $318,000 and $111,000 was required to meet regulatory reserve and clearing requirements at December 31, 2012 and 2011, respectively. The balance in excess of the amount required was interest-bearing as of December 31, 2012 and December 31, 2011.

Stock-Based Compensation

ChoiceOne records stock-based compensation cost using the fair value method. Compensation costs related to stock options granted is disclosed in Note 14.

Dividend Restrictions

Banking regulations require the maintenance of certain capital levels and may limit the amount of dividends that may be paid by the Bank to ChoiceOne (see Note 21).

Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, which are more fully documented in Note 19 to the consolidated financial statements. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Operating Segments

While ChoiceOne’s management monitors the revenue streams of various products and services for the Bank and Insurance Agency, operations and financial performance are evaluated on a company-wide basis. Accordingly, all of the financial service operations are considered by management to be aggregated into one reportable operating segment.

Recent Accounting Pronouncements

During 2012, ChoiceOne adopted new guidance related to the presentation of comprehensive income in the financial statements. Among other changes, the new guidance eliminated the option to only present comprehensive income in the statement of equity. ChoiceOne has elected to report comprehensive income in a separate statement of comprehensive income that begins with net income. The change in presentation has been applied retrospectively and the 2011 and 2010 financial statements have been restated to conform to the new presentation method. Other than the change in presentation of comprehensive income and related disclosures, the new guidance did not have a material effect on the financial statements.

In 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-02, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring (“ASU 2011-02”). This update applies to all creditors, both public and non-public, and was introduced to provide clarification surrounding troubled debt restructurings (“TDR”). The primary characteristics that previously caused a restructuring to quality as a TDR still exist: (1) the restructuring constitutes a concession to the borrower and (2) the borrower is experiencing financial difficulties. The update provides additional details and examples to provide clarity surrounding these items. The update also prohibits the use of the effective interest rate test when determining whether the restructuring constitutes a concession. The update is effective for annual reporting periods ending on or after December 15, 2012 (therefore, December 31, 2012, for ChoiceOne). Lastly the disclosure requirements set forth by ASU 2010-20 regarding TDRs, and later deferred by ASU 2011-01 until December 31, 2012 for ChoiceOne, are included in Note 3. Other than the additional disclosures, these updates did not have a significant impact on the financial statements.

In 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”). This update to Fair Value Measurement (Topic 820) results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. The amendments in this update explain how to measure fair value. The do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. However, this update does require expanding disclosure related to the nature and significance of inputs that are used in estimating and measuring the fair value of financial instruments. The amendments in this update are to be applied prospectively and are effective for annual reporting periods beginning after December 15, 2011 (therefore, December 31, 2012, for ChoiceOne). This update did not have a significant impact on the financial statements.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles – Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”) to reduce the cost and complexity of testing indefinite-lived intangible assets for impairment. ASU 2012-02 gives an entity the option of first assessing qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. An entity also has the option to bypass the qualitative assessment for any indefinite-lived asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. ASU 2012-02 is effective for fiscal years beginning after September 15, 2012 and early adoption is permitted. The adoption of ASU 2012-02 is not expected to have a material impact on ChoiceOne’s consolidated financial condition or results of operations.

Reclassifications

Certain amounts presented in prior year consolidated financial statements have been reclassified to conform to the current year’s presentation.

Securities	12 Months Ended
Dec. 31, 2012
Securities
Securities

Note 2 – Securities

The fair value of securities available for sale and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) at December 31 were as follows:

	2012
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government and federal agency	$39,815	$455	$(2)	$40,268
U.S. Treasury notes and bonds	7,362	45	(9)	7,398
State and municipal	62,248	2,668	(238)	64,678
Mortgage-backed	12,218	308	—	12,526
Corporate	6,600	113	(1)	6,712
Foreign debt	1,000	1	—	1,001
Equity securities	1,902	12	(5)	1,909
Total	$131,145	$3,602	$(255)	$134,492

	2011
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government and federal agency	$39,829	$584	$—	$40,413
State and municipal	51,859	2,729	(89)	54,499
Mortgage-backed	9,511	276	(7)	9,780
Corporate	5,914	100	(3)	6,011
FDIC-guaranteed financial institution debt	2,010	28	—	2,038
Equity securities	1,751	16	(232)	1,535
Total	$110,874	$3,733	$(331)	$114,276

Information regarding sales of securities available for sale follows:

(Dollars in thousands)

	2012	2011	2010
Proceeds from sales of securities	$9,369	$3,310	$6,059
Gross realized gains	421	133	540
Gross realized losses	2	4	3
Loss on other than temporary impairment	—	—	94

Contractual maturities of securities available for sale at December 31, 2012 were as follows:

(Dollars in thousands)	Fair Value
Due within one year	$31,817
Due after one year through five years	53,249
Due after five years through ten years	32,565
Due after ten years	2,426
Total debt securities	120,057
Mortgage-backed securities, not due at a specific date	12,526
Equity securities	1,909
Total	$134,492

Various securities were pledged as collateral for securities sold under agreements to repurchase. The carrying amount of securities pledged as collateral at December 31 was as follows:

(Dollars in thousands)

	2012	2011
Securities pledged for securities sold under agreements to repurchase	$27,085	$27,421

Securities with unrealized losses at year-end 2012 and 2011, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, were as follows:

(Dollars in thousands)	2012
	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$1,997	$(2)	$—	$—	$1,997	$(2)
U.S. Treasury notes and bonds	2,187	(9)	—	—	2,187	(9)
State and municipal	7,623	(203)	811	(35)	8,434	(238)
Corporate	768	(1)	—	—	768	(1)
Equity securities	146	(5)	—	—	146	(5)
Total temporarily impaired	$12,721	$(220)	$811	$(35)	$13,532	$(255)

(Dollars in thousands)	2011
	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
State and municipal	$2,938	$(28)	$1,245	$(61)	$4,183	$(89)
Mortgage-backed	2,045	(7)	—	—	2,045	(7)
Corporate	1,023	(3)	—	—	1,023	(3)
Equity securities	—	—	768	(232)	768	(232)
Total temporarily impaired	$6,006	$(38)	$2,013	$(293)	$8,019	$(331)

One municipal security with a fair value of $306,000 was considered to be other than temporarily impaired as of December 31, 2011. The issuer of the security defaulted upon its maturity of September 1, 2009. Impairment losses totaling $141,000 had been recorded through the end of 2010 due to uncertainty as to how much and when principal repayment would be received. Settlement was reached with the security’s issuer in December 2011 and the bond’s carrying value was reclassified from securities to other assets in January 2012 upon termination of the bond’s contractual agreement. ChoiceOne received the carrying value of the security in the second quarter of 2012.

ChoiceOne evaluates all securities on a quarterly basis to determine whether unrealized losses are temporary or other than temporary. Consideration is given to the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the issuer, and the intent and ability of ChoiceOne to retain its investment in the issue for a period of time sufficient to allow for any anticipated recovery in fair value. Management believed that unrealized losses as of December 31, 2012 were temporary in nature and were caused primarily by changes in interest rates, increased credit spreads, and reduced market liquidity and were not caused by the credit status of the issuer. No other than temporary impairments were recorded in 2012 or 2011.

Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans And Allowance For Loan Losses
Loans And Allowance For Loan Losses

Note 3 – Loans and Allowance for Loan Losses

The Bank’s loan portfolio as of December 31 was as follows:

(Dollars in thousands)

	2012	2011
Agricultural	$31,790	$38,929
Commercial and industrial	67,365	58,685
Consumer	19,367	18,657
Real estate – commercial	93,312	106,250
Real estate - construction	1,056	1,169
Real estate - residential	98,578	96,437
Loans, gross	311,468	320,127
Allowance for loan losses	(5,852)	(5,213)
Loans, net	$305,616	$314,914

ChoiceOne manages its credit risk through the use of its loan policy and its loan approval process and by monitoring of loan credit performance. The loan approval process for commercial loans involves individual and group approval authorities. Individual authority levels are based on the experience of the lender. Group authority approval levels can consist of an internal loan committee that includes the Bank’s President or Senior Lender and other loan officers for loans that exceed individual approval levels, or a loan committee of the Board of Directors for larger commercial loans. Most consumer loans are approved by individual loan officers based on standardized underwriting criteria, with larger consumer loans subject to approval by the internal loan committee.

Ongoing credit review of commercial loans is the responsibility of the loan officers. ChoiceOne’s internal credit committee meets at least monthly and reviews loans with payment issues and loans with a risk rating of 5, 6, or 7. Risk ratings of commercial loans are reviewed periodically and adjusted if needed. ChoiceOne’s consumer loan portfolio is primarily monitored on an exception basis. Loans where payments are past due are turned over to the Bank’s collection department, who works with the borrower to bring payments current or takes other actions when necessary. In addition to internal reviews of credit performance, ChoiceOne contracts with a third party for independent loan review that monitors the loan approval process and the credit quality of the loan portfolio.

Activity in the allowance for loan losses and balances in the loan portfolio were as follows:

(Dollars in thousands)

	Agricultural	Commercial and Industrial	Consumer	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Unallocated	Total
2012
Allowance for Loan Losses
Beginning balance	$55	$609	$197	$2,299	$34	$1,847	$172	$5,213
Charge-offs	—	(405)	(338)	(869)	—	(887)	—	(2,499)
Recoveries	5	61	214	224	—	119	—	623
Provision	80	116	177	942	(19)	844	375	2,515
Ending balance	$140	$381	$250	$2,596	$15	$1,923	$547	$5,852

Individually evaluated for impairment	$1	$112	$—	$449	$—	$138	$—	$700

Collectively evaluated for impairment	$139	$269	$250	$2,147	$15	$1,785	$547	$5,152

Loans
Individually evaluated for impairment	$166	$198	$32	$3,723	$—	$1,820		$5,939
Collectively evaluated for impairment	31,624	67,167	19,335	89,589	1,056	96,758		305,529
Ending balance	$31,790	$67,365	$19,367	$93,312	$1,056	$98,578		$311,468

2011
Allowance for Loan Losses
Beginning balance	$181	$641	$243	$1,729	$2	$1,554	$379	$4,729
Charge-offs	(45)	(228)	(361)	(1,357)	—	(1,677)	—	(3,668)
Recoveries	10	32	217	89	—	104	—	452
Provision	(91)	164	98	1,838	32	1,866	(207)	3,700
Ending balance	$55	$609	$197	$2,299	$34	$1,847	$172	$5,213

Individually evaluated for impairment	$—	$7	$—	$424	$—	$—	$—	$431

Collectively evaluated for impairment	$55	$602	$197	$1,875	$34	$1,847	$172	$4,782

Loans
Individually evaluated for impairment	$—	$163	$—	$2,758	$—	$1,580		$4,501
Collectively evaluated for impairment	38,929	58,522	18,657	103,492	1,169	94,857		315,626
Ending balance	$38,929	$58,685	$18,657	$106,250	$1,169	$96,437		$320,127

	Agricultural	Commercial and Industrial	Consumer	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Unallocated	Total
2010
Allowance for Loan Losses
Beginning balance	$124	$735	$306	$1,546	$3	$1,590	$18	$4,322
Charge-offs	—	(765)	(444)	(1,523)	—	(1,152)	—	(3,884)
Recoveries	—	68	230	16	—	27	—	341
Provision	57	603	151	1,690	(1)	1,089	361	3,950
Ending balance	$181	$641	$243	$1,729	$2	$1,554	$379	$4,729

Individually evaluated for impairment	$—	$50	$—	$531	$—	$—	$—	$581
Collectively evaluated for impairment	$181	$591	$243	$1,198	$2	$1,554	$379	$4,148

Loans
Individually evaluated for impairment	$39	$272	$—	$3,529	$—	$2,733		$6,573
Collectively evaluated for impairment	29,642	55,675	16,709	112,822	853	94,666		310,367
Ending balance	$29,681	$55,947	$16,709	$116,351	$853	$97,399		$316,940

The process to monitor the credit quality of ChoiceOne’s loan portfolio includes tracking (1) the risk ratings of business loans, (2) the level of classified business loans, and (3) delinquent and nonperforming consumer loans. Business loans are risk rated on a scale of 1 to 8. A description of the characteristics of the ratings follows:

Risk ratings 1 and 2: These loans are considered pass credits. They exhibit good to exceptional credit risk and demonstrate the ability to repay the loan from normal business operations.

Risk rating 3: These loans are considered pass credits. They exhibit acceptable credit risk and demonstrate the ability to repay the loan from normal business operations.

Risk rating 4: These loans are considered watch credits. They have potential developing weaknesses that, if not corrected, may cause deterioration in the ability of the borrower to repay the loan. While a loss is possible for a loan with this rating, it is not anticipated.

Risk rating 5: These loans are considered special mention credits. Loans in this risk rating are considered to be inadequately protected by the net worth and debt service coverage of the borrower or of any pledged collateral. These loans have well defined weaknesses that may jeopardize the borrower’s ability to repay the loan. If the weaknesses are not corrected, loss of principal and interest could be probable.

Risk rating 6: These loans are considered substandard credits. These loans have well defined weaknesses, the severity of which makes collection of principal and interest in full questionable. Loans in this category may be placed on nonaccrual status.

Risk rating 7: These loans are considered doubtful credits. Some loss of principal and interest has been determined to be probable. The estimate of the amount of loss could be affected by factors such as the borrower’s ability to provide additional capital or collateral. Loans in this category are on nonaccrual status.

Risk rating 8: These loans are considered loss credits. They are considered uncollectible and will be charged off against the allowance for loan losses.

Information regarding the Bank’s credit exposure as of December 31 was as follows:

(Dollars in thousands)

Corporate Credit Exposure - Credit Risk Profile By Creditworthiness Category

	Agricultural		Commercial and Industrial		Commercial Real Estate
	2012	2011	2012	2011	2012	2011
Risk ratings 1 and 2	$8,615	$6,486	$9,040	$4,149	$2,711	$6,403
Risk rating 3	16,173	20,211	43,549	30,109	45,295	45,034
Risk rating 4	5,040	9,499	13,417	21,993	30,223	33,462
Risk rating 5	1,939	2,672	855	1,669	7,847	14,313
Risk rating 6	19	57	361	680	6,960	5,009
Risk rating 7	4	4	143	85	276	2,029
	$31,790	$38,929	$67,365	$58,685	$93,312	$106,250

Consumer Credit Exposure - Credit Risk Profile Based On Payment Activity

	Consumer		Construction Real Estate		Residential Real Estate
	2012	2011	2012	2011	2012	2011
Performing	$19,334	$18,634	$1,056	$1,169	$98,018	$95,732
Nonperforming	33	23	—	—	560	705
	$19,367	$18,657	$1,056	$1,169	$98,578	$96,437

The following schedule provides information on loans that were considered troubled debt restructurings (“TDRs”) that were modified during the twelve months ended December 31, 2012 and December 31, 2011:

	December 31, 2012			December 31, 2011
(Dollars in thousands)	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Agricultural	1	$72	$72	—	$—	$—
Commercial and industrial	2	159	149	1	48	48
Consumer	1	32	32	—	—	—
Commercial real estate	5	1,990	1,990	7	1,789	1,789
Residential real estate	3	353	353	5	639	639
	12	$2,606	$2,596	13	$2,476	$2,476

The pre-modification and post-modification outstanding recorded investment represents amounts as of the date of loan modification. If a difference exists between the pre-modification and post-modification outstanding recorded investment, it represents impairment recognized through the provision for loan losses computed based on a loan’s post-modification present value of expected future cash flows discounted at the loan’s original effective interest rate. If no difference exists, a loss is not expected to be incurred based on an assessment of the borrower’s expected cash flows.

The following schedule provides information on TDRs as of December 31, 2012 where the borrower was past due with respect to principal and/or interest for 30 days or more during the twelve months ended December 31, 2012 and December 31, 2011 that had been modified during the 12-month period prior to the default:

	With Payment Defaults During the Following Periods:
	December 31, 2012		December 31, 2011
(Dollars in thousands)	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Agricultural	1	$72	—	$—
Commercial and industrial	2	149	1	48
Consumer	1	32	—	—
Commercial real estate	1	68	3	1,135
Residential real estate	—	—	7	865
	5	$321	11	$2,048

Loans are classified as performing when they are current as to principal and interest payments or are past due on payments less than 90 days. Loans are classified as nonperforming when they are past due 90 days or more as to principal and interest payments or are considered a troubled debt restructuring.

Impaired loans by loan category as of December 31 follow:

(Dollars in thousands)

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
2012
With no related allowance recorded
Agricultural	$94	$441	$—	$19	$—
Commercial and industrial	49	49	—	223	6
Consumer	—	—	—	—	—
Commercial real estate	577	848	—	1,586	—
Residential real estate	—	—	—	1,366	48
Subtotal	720	1,338	—	3,194	54
With an allowance recorded
Agricultural	72	72	1	14	1
Commercial and industrial	149	169	112	112	—
Consumer	32	32	—	6	—
Commercial real estate	3,146	3,193	449	1,576	24
Residential real estate	1,820	1,820	138	364	20
Subtotal	5,219	5,286	700	2,072	45
Total
Agricultural	166	513	1	33	1
Commercial and industrial	198	218	112	335	6
Consumer	32	32	—	6	—
Commercial real estate	3,723	4,041	449	3,162	24
Residential real estate	1,820	1,820	138	1,730	68
Total	$5,939	$6,624	$700	$5,266	$99

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
2011
With no related allowance recorded
Agricultural	$—	$—	$—	$45	$—
Commercial and industrial	102	105	—	167	—
Commercial real estate	1,122	1,538	—	2,369	15
Residential real estate	1,580	1,580	—	1,620	50
Subtotal	2,804	3,223	—	4,201	65
With an allowance recorded
Agricultural	—	—	—	—	—
Commercial and industrial	61	63	7	85	—
Commercial real estate	1,636	2,120	424	1,490	6
Residential real estate	—	—	—	—	—
Subtotal	1,697	2,183	431	1,575	6
Total
Agricultural	—	—	—	45	—
Commercial and industrial	163	168	7	252	—
Commercial real estate	2,758	3,658	424	3,859	21
Residential real estate	1,580	1,580	—	1,620	50
Total	$4,501	$5,406	$431	$5,776	$71

An aging analysis of loans by loan category as of December 31 follows:

(Dollars in thousands)

	30 to 59 Days (1)	60 to 89 Days (1)	Greater Than 90 Days (1)	Total (1)	Loans Not Past Due	Total Loans	90 Days Past Due and Accruing
2012
Agricultural	$262	$—	$—	$262	$31,529	$31,790	$—
Commercial and industrial	102	4	198	304	67,061	67,365	—
Consumer	173	28	33	234	19,133	19,367	1
Commercial real estate	64	68	339	471	92,841	93,312	—
Construction real estate	—	—	—	—	1,056	1,056	—
Residential real estate	1,438	691	559	2,688	95,889	98,578	29
	$2,039	$791	$1,129	$3,959	$307,509	$311,468	$30

2011
Agricultural	$151	$—	$22	$173	$38,756	$38,929	$—
Commercial and industrial	541	143	97	781	57,904	58,685	—
Consumer	104	52	23	179	18,478	18,657	2
Commercial real estate	1,752	713	1,816	4,281	101,969	106,250	—
Construction real estate	—	—	—	—	1,169	1,169	—
Residential real estate	1,320	1,015	705	3,040	93,397	96,437	68
	$3,868	$1,923	$2,663	$8,454	$311,673	$320,127	$70

(1)	Includes nonaccrual loans.

Nonaccrual loans by loan category as of December 31 follow:

(Dollars in thousands)

	2012	2011
Agricultural	$94	$26
Commercial and industrial	220	143
Consumer	33	22
Commercial real estate	1,230	2,790
Construction real estate	—	—
Residential real estate	754	1,174
	$2,331	$4,155

Mortgage Banking	12 Months Ended
Dec. 31, 2012
Mortgage Banking [Abstract]
Mortgage Banking

Note 4 – Mortgage Banking

Activity in secondary market loans during the year was as follows:

(Dollars in thousands)

	2012	2011	2010
Loans originated for resale, net of principal payments	$44,889	$25,685	$28,816
Proceeds from loan sales	45,622	26,611	28,088
Net gains on sales of loans held for sale	1,634	672	682
Loan servicing fees, net of amortization	131	161	41

Loans serviced for others are not reported as assets in the accompanying consolidated balance sheets. The unpaid principal balances of these loans were $97 million and $96 million at December 31, 2012 and 2011, respectively. The Bank maintains custodial escrow balances in connection with these serviced loans; however, such escrows were immaterial at December 31, 2012 and 2011.

Activity for loan servicing rights (included in other assets) was as follows:

(Dollars in thousands)

	2012	2011	2010
Balance, beginning of year	$318	$347	$491
Capitalized	289	94	122
Amortization	(134)	(123)	(266)
Balance, end of year	$473	$318	$347

The fair value of loan servicing rights was $807,000 and $797,000 as of December 31, 2012 and 2011, respectively. Consequently, a valuation allowance was not necessary at year-end 2012 or 2011. The fair value of servicing rights at December 31, 2012 was determined using a discount rate of 7.7% and prepayment speeds ranging from 14% to 34%. The fair value of servicing rights at December 31, 2011 was determined using a discount rate of 7.7% and prepayment speeds ranging from 7% to 26%.

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises And Equipment
Premises and Equipment

Note 5 – Premises and Equipment

As of December 31, premises and equipment consisted of the following:

(Dollars in thousands)

	2012	2011
Land and land improvements	$4,108	$4,084
Leasehold improvements	38	36
Buildings	11,190	11,080
Furniture and equipment	4,556	3,768
Total cost	19,892	18,968
Accumulated depreciation	(7,771)	(6,888)
Premises and equipment, net	$12,121	$12,080

Depreciation expense was $900,000, $944,000, and $903,000 for 2012, 2011 and 2010, respectively.

The Bank leases certain branch properties and automated-teller machine locations in its normal course of business. Rent expense totaled $98,000, $75,000, and $78,000 for 2012, 2011 and 2010, respectively. Rent commitments under non-cancelable operating leases were as follows, before considering renewal options that generally are present (dollars in thousands):

2013	$36

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets
Goodwill and Intangible Assets

Note 6 - Goodwill and Intangible Assets

Goodwill

There were no changes in the goodwill balance in 2012 or 2011. ChoiceOne engaged an outside consulting firm to assist management in performing its annual evaluation of goodwill for impairment as of June 30, 2012. The following steps were used in the valuation: determination of the reporting unit, determination of the appropriate standard of value, determination of the appropriate level of value, calculation of fair value, and comparison of the fair value computed to the equity carrying value. It was determined that the relevant reporting unit to be valued was ChoiceOne Bank. The standard of value used in the valuation was fair value as determined by generally accepted accounting principles. The appropriate level of value was determined to be the controlling interest level. The appraisal methodology used to calculate the fair value included the income approach, which was a discounted cash flow value based on projected earnings capacity. The income approach used a discount rate of 12.50%, a growth assumption of 1.8% for assets for the first year and 2.0% in subsequent years, and an assumption of cost savings of 20% of noninterest expense as a result of synergies and cost reductions from a change in control. The appraisal methodology also included the market approach, which was based on price-to-earnings multiples, price-to-tangible book value ratios, and core deposit premiums for selected bank sale transactions. The asset approach was also an approach that was reviewed, but it was not used in determining the fair value since it did not render a control level indication of value. The results from the valuation approaches were used to calculate an estimate of the fair value of ChoiceOne’s equity, which was compared to the carrying value of equity to determine whether the Step 1 test under generally accepted accounting principles that govern the valuation of goodwill was passed. The goodwill analysis determined that the fair value of ChoiceOne’s equity exceeded the carrying value by 10.8%. Based on this assessment, management believed that there was no indication of goodwill impairment at June 30, 2012. Based on the testing performed and a review of factors that might impact ChoiceOne’s stock value subsequent to the annual evaluation, no impairment of goodwill was deemed to exist as of December 31, 2012.

Acquired Intangible Assets

Information for acquired intangible assets at December 31 follows:

(Dollars in thousands)

	2012		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Core deposit intangible	$4,134	$2,549	$4,134	$2,136
Other intangible assets	347	208	347	173
Totals	$4,481	$2,757	$4,481	$2,309

The core deposit intangible and other intangible assets are being amortized on a straight-line basis over ten years. Aggregate amortization expense was $448,000 for 2012, 2011 and 2010. The estimated amortization expense for the next four years ending December 31 is as follows:

(Dollars in thousands)

	Core Deposit Intangible	Other Intangible Assets	Total
2013	$413	35	448
2014	413	35	448
2015	413	35	448
2016	346	34	380
Total	$1,585	$139	$1,724

Other Real Estate Owned	12 Months Ended
Dec. 31, 2012
Other Real Estate Owned
Other Real Estate Owned

Note 7 – Other Real Estate Owned

Other real estate owned represents residential and commercial properties primarily owned as a result of loan collection activities and is reported net of a valuation allowance. Activity within other real estate owned was as follows:

(Dollars in thousands)

	2012	2011	2010
Balance, beginning of year	$1,934	$1,953	$2,201
Transfers from loans	1,718	2,972	1,358
Reclassification to buildings	(20)	—	—
Proceeds from sales	(1,259)	(3,015)	(1,174)
Gains/(losses) on sales	51	279	96
Write-downs	(405)	(255)	(528)
Balance, end of year	$2,019	$1,934	$1,953

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits

Note 8 – Deposits

Deposit balances as of December 31 consisted of the following:

(Dollars in thousands)

	2012	2011
Noninterest-bearing demand deposits	$101,861	$78,263
Interest-bearing demand deposits	66,569	64,498
Money market deposits	60,806	63,007
Savings deposits	63,406	46,737
Local certificates of deposit	130,057	144,983
Brokered certificates of deposit	1,500	5,877
Total deposits	$424,199	$403,365

Scheduled maturities of certificates of deposit at December 31 were as follows:

(Dollars in thousands)

2013	$86,086
2014	21,923
2015	10,194
2016	7,769
2017	5,050
2018	535
Total	$131,557

The Bank had certificates of deposit issued in denominations of $100,000 or greater totaling $66.9 million and $70.9 million at December 31, 2012 and 2011, respectively. The Bank had brokered certificates of deposit totaling $1.5 million at December 31, 2012 compared to $5.9 million at December 31, 2011. As of December 31, 2012, the weighted average interest rate on the brokered certificate of deposit was 1.40%. In addition, the Bank had $14.2 million of certificates of deposit as of December 31, 2012 and $18.3 million as of December 31, 2011 that had been issued through the Certificate of Deposit Account Registry Service (CDARS). Although certificates of deposit issued through CDARS are issued to local customers, this type of deposit is classified as brokered deposits for regulatory purposes.

Repurchase Agreements	12 Months Ended
Dec. 31, 2012
Repurchase Agreements
Repurchase Agreements

Note 9 – Repurchase Agreements

Securities sold under agreements to repurchase are advances to the Bank by customers or another bank. These agreements are direct obligations of the Bank and are secured by securities held in safekeeping at a correspondent bank. Repurchase agreements with Bank customers mature daily. As of December 31, 2011, the Bank had a $5 million structured repurchase agreement with a correspondent bank maturing on July 31, 2012 with a fixed interest rate of 4.55%. Information regarding repurchase agreements follows:

(Dollars in thousands)

	2012	2011
Outstanding balance at December 31	$19,572	$21,869
Average interest rate at December 31	0.25%	1.27%
Average balance during the year	$22,185	$20,815
Average interest rate during the year	0.84%	1.38%
Maximum month end balance during the year	$24,662	$22,249

Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances
Federal Home Loan Bank Advances

Note 10 – Federal Home Loan Bank Advances

At December 31, advances from the Federal Home Loan Bank (the “FHLB”) were as follows:

(Dollars in thousands)

	2012	2011
Maturity of November 2024 with a fixed interest rate of 3.98%	$420
Maturities ranging from November 2012 to November 2024, fixed interest rates ranging from 2.54% to 4.16%, with an average rate of 3.58%		$8,447
Total advances outstanding at year-end	$420	$8,447

Penalties are charged on fixed rate advances that are paid prior to maturity. A $3,000,000 advance was paid prior to its maturity in June 2012 and a $37,000 prepayment penalty was charged. No fixed rate advances were paid prior to maturity in 2011 or 2010. Advances were secured by residential real estate loans with a carrying value of approximately $74 million at December 31, 2012 and $69 million at December 31, 2011. Based on this collateral, the Bank was eligible to borrow an additional $46 million at year-end 2012. The scheduled maturities of advances from the FHLB at December 31, 2012 were as follows (dollars in thousands):

2013	$28
2014	29
2015	30
2016	32
2017	33
Thereafter	268
Total	$420

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

Note 11 – Income Taxes

Information as of December 31 and for the year follows:

(Dollars in thousands)

	2012	2011	2010
Provision for Income Taxes
Current federal income tax expense	$1,475	$682	$817
Deferred federal income tax expense/(benefit)	(132)	378	(163)
Income tax expense	$1,343	$1,060	$654

	2012	2011	2010
Reconciliation of Income Tax Provision to Statutory Rate
Income tax computed at statutory federal rate of 34%	$1,906	$1,555	$1,144
Tax exempt interest income	(466)	(437)	(483)
Tax exempt earnings on bank-owned life insurance	(152)	(121)	(122)
Nondeductible interest expense	13	16	25
Other items	42	47	90
Income tax expense	$1,343	$1,060	$654

Effective income tax rate	24%	23%	19%

Components of Deferred Tax Assets and Liabilities	2012	2011
Deferred tax assets:
Allowance for loan losses	$920	$779
Deferred compensation	349	341
Write-downs on other real estate owned	255	339
Alternative minimum tax credit carryforward	—	75
Other	294	327
Total deferred tax assets	1,818	1,861

Deferred tax liabilities:
Depreciation	1,396	1,382
Unrealized gains on securities available for sale	1,138	1,157
Purchase accounting adjustments from merger	602	743
Loan servicing rights	161	108
Stock dividends received from Federal Home Loan Bank	83	83
Post-retirement benefits obligation	75	87
Other	112	103
Total deferred tax liabilities	3,567	3,663
Net deferred tax liabilities	$(1,749)	$(1,802)

ChoiceOne had a deferred tax asset of $45,000 as of December 31, 2012 and December 31, 2011 that resulted from capital losses incurred on the sales of equity securities in 2009 and 2010. A capital loss of $72,000 was carried back to 2007 during 2011 which utilized $24,000 of the deferred tax asset. A valuation allowance of $45,000 had been recorded as of December 31, 2012 and December 31, 2011 due to the uncertainty as to ChoiceOne’s ability to generate capital gains in the future that can offset the capital loss carryforward. ChoiceOne also had a deferred tax asset of $44,000 as of December 31, 2012 and December 31, 2011 that was related to unexercised stock options. A valuation allowance for the entire balance had been recorded due to the fact that the exercise price of most of the options was higher than the market price of ChoiceOne’s stock as of the end of 2012 and the exercise price of all of the options was higher than the market price of ChoiceOne’s stock as of the end of 2011. The valuation allowances totaling $89,000 as of December 31, 2012 and December 31, 2011 have been netted against the total deferred tax assets listed above.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 12 – Related Party Transactions

Loans to executive officers, directors and their affiliates were as follows at December 31:

(Dollars in thousands)

	2012	2011
Balance, beginning of year	$6,254	$6,568
New loans	669	948
Repayments	(1,087)	(1,262)
Balance, end of year	$5,836	$6,254

Deposits from executive officers, directors and their affiliates were $12.5 million and $14.8 million at December 31, 2012 and 2011, respectively.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
Employee Benefits Plan

Note 13 – Employee Benefit Plans

401(k) Plan:

The 401(k) plan allows employees to contribute up to the IRS maximum. Matching company contributions to the plan are discretionary. Expense of this plan was $178,000, $115,000, and $112,000 in 2012, 2011, and 2010, respectively.

Employee Stock Ownership Plan:

Employees participate in an Employee Stock Ownership Plan (the “ESOP”). ChoiceOne may make discretionary contributions to the ESOP. Shares of ChoiceOne common stock are allocated to participants based on relative compensation earned and compensation expense is recorded when allocated. Dividends on allocated shares increase the participant accounts. Participants become fully vested upon completing six years of qualifying service. Participants receive the shares at the end of employment. A participant may require stock received to be repurchased by ChoiceOne at any time. ChoiceOne did not contribute to the ESOP nor was any expense recorded in 2012, 2011, or 2010.

Shares held by the ESOP as of December 31 were as follows:

(Dollars in thousands)

	2012	2011	2010
Shares allocated to participants	5,355	5,355	5,355
Shares unallocated	—	—	—
Total shares of ChoiceOne stock held by ESOP	5,355	5,355	5,355

Fair value of allocated shares, subject to repurchase obligation, recorded in other liabilities	$77	$64	$64

Post-retirement Benefits Plan:

ChoiceOne maintains an unfunded post-retirement health care plan, which permits employees (and their dependents) the ability to participate upon retirement from ChoiceOne. ChoiceOne does not pay any portion of the health care premiums charged to its retired participants. A liability has been accrued for the obligation under this plan. ChoiceOne incurred negative post-retirement benefit expense of $10,000 in 2012, $11,000 in 2011, and $15,000 in 2010. The post-retirement obligation liability was $158,000 as of December 31, 2012 and $131,000 as of December 31, 2011.

Deferred Compensation Plans:

A deferred director compensation plan covers former directors of Valley Ridge Bank, which was acquired by ChoiceOne in 2006. Under the plan, ChoiceOne pays each former director the amount of director fees deferred plus interest at rates ranging from 5.50% to 5.84% over various periods as elected by each director. The payout periods range from one month to ten years beginning with the individual’s termination of service. A liability has been accrued for the obligation under this plan. ChoiceOne incurred deferred compensation plan expense of $15,000, $17,000, and $20,000 in 2012, 2011, and 2010, respectively. The deferred compensation liability was $261,000 as of December 31, 2012 and $287,000 as of December 31, 2011.

A supplemental retirement plan covers four former executive officers of Valley Ridge Bank. Under the plan, ChoiceOne pays these individuals a specific amount of compensation plus interest at 7.50% over a 15-year period commencing upon early retirement age (as defined in the plan) or normal retirement age (as defined in the plan). A liability has been accrued for the obligation under this plan. ChoiceOne incurred deferred compensation plan expense of $120,000 in 2012, $32,000 in 2011, and $41,000 in 2010. Deferred compensation liabilities of $766,000 and $715,000 were outstanding as of December 31, 2012 and December 31, 2011, respectively.

Stock Options	12 Months Ended
Dec. 31, 2012
StockOptionsAbstract
Stock Options

Note 14 - Stock Options

Options to buy stock have been granted to key employees under an incentive stock option plan to provide them with additional equity interest in ChoiceOne. ChoiceOne recognized compensation expense of $0 in 2012, $5,000 in 2011, and $15,000 in 2010 in connection with stock options that vested for current participants during these years. The Amended and Restated Executive Stock Incentive Plan under which the stock options were granted expired in 2012. A new Stock Incentive Plan was approved by the Registrant’s shareholders at the Annual Meeting held on April 25, 2012. The new plan provides for the issuance of up to 100,000 shares of common stock. At December 31, 2012, there were 100,000 shares available for future grants.

A summary of the activity in the plan follows:

	2012		2011		2010
	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Options outstanding, beginning of year	46,656	$16.62	49,232	$16.46	49,232	$16.46
Options granted	—	—	—	—	—	—
Options exercised	2,625	$13.70	2,576	$13.44	—	—
Options forfeited or expired	7,131	$15.97	—	—	—	—
Options outstanding, end of year	36,900	$16.95	46,656	$16.62	49,232	$16.46

Options exercisable at December 31	36,900	$16.95	46,656	$16.62	46,357	$16.64

The range of prices for options outstanding and exercisable at the end of 2012 ranged from $13.50 to $21.43 per share. The weighted average remaining contractual life of options outstanding and exercisable at the end of 2012 was approximately 3.2 years. A total of 12,100 options had an exercise price lower than ChoiceOne’s closing stock price as of the end of 2012, while 24,800 options had an exercise price higher than the closing stock price. Information pertaining to options outstanding at December 31, 2012 is as follows:

Exercise price of stock options:	Number of options outstanding at year-end	Number of options exercisable at year-end	Average remaining contractual life (in years)
$13.50	10,000	10,000	5.07
$13.70	2,100	2,100	0.04
$16.31	5,512	5,512	1.06
$17.95	8,000	8,000	4.05
$18.85	5,250	5,250	3.05
$21.43	6,038	6,038	2.05

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model. ChoiceOne uses historical data to estimate the volatility of the market price of ChoiceOne stock and employee terminations within the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. No options were granted in 2012, 2011, or 2010.

There were no shares that were vested during 2012. As of December 31, 2012, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the plan.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 15 - Earnings Per Share

(Dollars in thousands, except per share data)

	2012	2011	2010
Basic
Net income	$4,262	$3,513	$2,711

Weighted average common shares outstanding	3,296,462	3,286,969	3,273,151

Basic earnings per common share	$1.29	$1.07	$0.83
Diluted
Net income	$4,262	$3,513	$2,711

Weighted average common shares outstanding	3,296,462	3,286,969	3,273,151
Plus: dilutive effect of assumed exercises of stock options	436	—	—
Average shares and dilutive potential common shares	3,296,898	3,286,969	3,273,151

Diluted earnings per common share	$1.29	$1.07	$0.83

There were 28,625 stock options as of December 31, 2012, 46,656 as of December 31, 2011, and 49,232 as of December 31, 2010 considered to be anti-dilutive to earnings per share and thus have been excluded from the calculations above.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income Loss
Other Comprehensive Income (Loss)

Note 16 - Other Comprehensive Income (Loss)

Other comprehensive income (loss) components and related taxes follow:

(Dollars in thousands)

	2012	2011	2010
Unrealized holding gains on available for sale securities	$363	$2,448	$635
Less reclassification adjustments for gains included in net income	419	129	443
Net unrealized gains	(56)	2,319	192
Less tax effect	(19)	789	65
Net-of-tax amount	(37)	1,530	127

Change in funded status of post-retirement benefit plan	(34)	(23)	(21)
Tax effect	(12)	(8)	(7)
Net-of-tax amount	(22)	(15)	(14)
Total	$(59)	$1,515	$113

Accumulated other comprehensive income, a component of equity, was comprised of the following at December 31:

(Dollars in thousands)

	2012	2011
Unrealized holding gains on available for sale securities	$3,347	$3,402
Unrecognized actuarial gains on post-retirement benefit plan	223	258
Tax effect	(1,214)	(1,245)
Net accumulated other comprehensive income	$2,356	$2,415

Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2012
Financial Statements Of Parent Company
Condensed Financial Statements of Parent Company

Note 17 – Condensed Financial Statements of Parent Company

Condensed Balance Sheets

(Dollars in thousands)	December 31
	2012	2011
Assets
Cash	$135	$487
Securities available for sale	628	218
Other assets	27	26
Investment in ChoiceOne Bank	59,810	57,264
Total assets	$60,600	$57,995

Liabilities
Mandatory redeemable shares under ESOP, at fair value	$77	$65
Other liabilities	17	26
Total liabilities	94	91

Shareholders’ equity	60,506	57,904
Total liabilities and shareholders’ equity	$60,600	$57,995

Condensed Statements of Income

(Dollars in thousands)	Years Ended December 31
	2012	2011	2010
Interest and dividends from ChoiceOne Bank	$1,710	$1,695	$1,641
Interest and dividends from other securities	16	7	7
Other income	—	33	—
Total income	1,726	1,735	1,648
Other expenses	89	81	67
Income before income tax and equity in undistributed net income of subsidiary	1,637	1,654	1,581
Income tax benefit	29	16	23
Income before equity in undistributed net income of subsidiary	1,666	1,670	1,604
Equity in undistributed net income of subsidiary	2,596	1,843	1,107
Net income	$4,262	$3,513	$2,711

Condensed Statements of Cash Flows

(Dollars in thousands)	Years Ended December 31
	2012	2011	2010
Cash flows from operating activities:
Net income	$4,262	$3,513	$2,711
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed net income of subsidiary	(2,596)	(1,843)	(1,107)
Amortization	2	—	—
Changes in other assets	(1)	50	(17)
Changes in other liabilities	(10)	17	(18)
Net cash from operating activities	1,657	1,737	1,569

Cash flows from investing activities:
Maturities of securities	—	—	200
Purchases of securities	(409)	—	(202)
Net cash from investing activities	(409)	—	(2)

Cash flows from financing activities:
Issuance of common stock	123	127	125
Repurchase of common stock	(75)	—	—
Cash dividends paid	(1,648)	(1,578)	(1,572)
Net cash from financing activities	(1,600)	(1,451)	(1,447)

Net change in cash	(352)	286	120
Beginning cash	487	201	81
Ending cash	$135	$487	$201

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
Financial Instruments

Note 18 – Financial Instruments

Financial instruments as of the dates indicated were as follows (dollars in thousands):

	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Assets:
Cash and due from banks	$19,034	$19,034	$19,034	$—	$—
Securities available for sale	134,492	134,492	—	131,893	2,599
Federal Home Loan Bank and Federal
Reserve Bank stock	3,750	3,750	—	3,750	—
Loans held for sale	1,874	1,933	—	1,933	—
Loans, net	305,616	310,175	—	—	310,175

Liabilities:
Noninterest-bearing deposits	101,861	101,861	—	101,861	—
Interest-bearing deposits	322,338	323,457	—	323,457	—
Repurchase agreements	19,572	19,573	—	19,573	—
Federal Home Loan Bank advances	420	485	—	485	—

	Carrying Amount	Estimated Fair Value
December 31, 2011
Assets:
Cash and due from banks	$17,125	$17,125
Securities available for sale	114,276	114,276
Federal Home Loan Bank and Federal
Reserve Bank stock	3,749	3,749
Loans held for sale	1,262	1,262
Loans, net	314,914	319,017

Liabilities:
Noninterest-bearing deposits	78,263	78,263
Interest-bearing deposits	325,102	326,123
Repurchase agreements	21,869	21,083
Federal Home Loan Bank advances	8,447	8,664

The estimated fair values approximate the carrying amounts for all assets and liabilities except those described later in this paragraph. The methodology for determining the estimated fair value for securities available for sale is described in Note 19. The estimated fair value for loans is based on the rates charged at December 31 for new loans with similar maturities, applied until the loan is assumed to reprice or be paid. The allowance for loan losses is considered to be a reasonable estimate of discount for credit quality concerns. The estimated fair values for time deposits and FHLB advances are based on the rates paid at December 31 for new deposits or FHLB advances, applied until maturity. The estimated fair values for other financial instruments and off-balance sheet loan commitments are considered nominal.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

Note 19 – Fair Value Measurements

The following tables present information about the Bank’s assets and liabilities measured at fair value on a recurring basis at December 31, 2012 and December 31, 2011, and the valuation techniques used by the Bank to determine those fair values.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Bank has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability.

In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Bank’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

There were no liabilities measured at fair value as of December 31, 2012 or December 31, 2011. Disclosures concerning assets measured at fair value are as follows:

Assets Measured at Fair Value on a Recurring Basis
(Dollars in Thousands)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at Date Indicated
Investment Securities, Available for Sale – December 31, 2012
U.S. Government and federal agency	$—	$40,268	$—	$40,268
U.S. Treasury notes and bonds	—	7,398	—	7,398
State and municipal	—	62,579	2,099	64,678
Mortgage-backed	—	12,526	—	12,526
Corporate	—	6,712	—	6,712
Foreign debt	—	1,001	—	1,001
Equity securities	—	1,409	500	1,909
Total	$—	$131,893	$2,599	$134,492

Investment Securities, Available for Sale – December 31, 2011
U.S. Government and federal agency	$—	$40,413	$—	$40,413
State and municipal	—	52,228	2,271	54,499
Mortgage-backed	—	9,780	—	9,780
Corporate	—	6,011	—	6,011
FDIC-guaranteed financial institution debt	—	2,038	—	2,038
Equity securities	—	1,035	500	1,535
Total	$—	$111,505	$2,771	$114,276

Securities classified as available for sale are generally reported at fair value utilizing Level 2 inputs. ChoiceOne’s external investment advisor obtained fair value measurements from an independent pricing service that uses matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs). The fair value measurements considered observable data that may include dealer quotes, market spreads, cash flows and the bonds’ terms and conditions, among other things. Securities classified in Level 2 included U.S. Government and federal agency securities, state and municipal securities, mortgage-backed securities, corporate bonds, FDIC- guaranteed financial institution debt, and equity securities. The Company classified certain state and municipal securities and privately issued trust preferred securities as Level 3. Based on the lack of observable market data, estimated fair values were based on the observable data available and reasonable unobservable market data.

ChoiceOne reviewed the methodologies used to estimate the fair values of all securities in 2012. Based on an updated analysis, it was determined that the fair values of U.S. Government and federal agency securities, corporate securities, and FDIC-guaranteed financial institution debt were based upon Level 2 inputs. These securities classes, which were previously disclosed as based on Level 1 inputs, have been adjusted accordingly.

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis

(Dollars in Thousands)

	2012	2011
Investment Securities, Available for Sale
Balance, January 1	$2,771	$2,839
Total realized and unrealized gains included in income	—	—
Total unrealized gains (losses) included in other comprehensive income	(9)	164
Net purchases, sales, calls, and maturities	(163)	(299)
Net transfers into Level 3	—	67
Balance, December 31	$2,599	$2,771

Of the Level 3 assets that were still held by the Bank at December 31, 2012, the net unrealized loss for the twelve months ended December 31, 2012 was $9,000, which is recognized in other comprehensive income in the consolidated balance sheet. A total of $564,000 of Level 3 securities were purchased in 2012. One security was reclassified from a Level 2 measurement of fair value to a Level 3 measurement in 2011 as a result of a change in the marketability of the security.

Both observable and unobservable inputs may be used to determine the fair value of positions classified as Level 3 assets and liabilities. As a result, the unrealized gains and losses for these assets and liabilities presented in the tables above may include changes in fair value that were attributable to both observable and unobservable inputs.

Available for sale investment securities categorized as Level 3 assets consist of bonds issued by local municipalities and a trust-preferred security. The Bank estimates the fair value of these assets based on the present value of expected future cash flows using management’s best estimate of key assumptions, including forecasted interest yield and payment rates, credit quality and a discount rate commensurate with the current market and other risks involved.

The Bank also has assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets are not normally measured at fair value, but can be subject to fair value adjustments in certain circumstances, such as impairment. Disclosures concerning assets measured at fair value on a non-recurring basis are as follows:

Assets Measured at Fair Value on a Non-recurring Basis

(Dollars in Thousands)

	Balance at Dates Indicated	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired Loans
December 31, 2012	$5,939	$—	$—	$5,939
December 31, 2011	$4,501	$—	$—	$4,501

Other Real Estate
December 31, 2012	$2,019	$—	$—	$2,019
December 31, 2011	$1,934	$—	$—	$1,934

Impaired loans categorized as Level 3 assets consist of non-homogeneous loans that are considered impaired. The Bank estimates the fair value of the loans based on the present value of expected future cash flows using management’s best estimate of key assumptions. These assumptions include future payment ability, timing of payment streams, and estimated realizable values of available collateral (typically based on outside appraisals). The changes in fair value consisted of charge-downs of impaired loans that were posted to the allowance for loan losses and write-downs of other real estate owned that were posted to a valuation account. The fair value of other real estate owned was based on appraisals or other reviews of property values, adjusted for estimated costs to sell.

Off-Balance Sheet Activities	12 Months Ended
Dec. 31, 2012
Off-Balance Sheet Activities
Off-Balance Sheet Activities

Note 20 – Off-Balance Sheet Activities

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customers’ financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amount of financial instruments with off-balance sheet risk was as follows at December 31:

(Dollars in thousands)	2012		2011
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Unused lines of credit and letters of credit	$2,474	$49,196	$2,868	$47,217
Commitments to fund loans (at market rates)	5,145	5,798	3,610	1,919

Commitments to fund loans are generally made for periods of 180 days or less. The fixed rate loan commitments have interest rates ranging from 1.00% to 4.35% and maturities ranging from 1 year to 30 years.

Regulatory Capital	12 Months Ended
Dec. 31, 2012
Regulatory Capital
Regulatory Capital

Note 21 – Regulatory Capital

ChoiceOne Bank is subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If only adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as are asset growth and expansion, and plans for capital restoration are required. At year-end 2012 and 2011, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank’s categories.

Actual capital levels and minimum required levels for ChoiceOne Bank were as follows:

(Dollars in thousands)	Actual		Minimum Required for Capital Adequacy Purposes		Minimum Required to be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2012
Total capital (to risk weighted assets)	$46,004	13.7%	$26,856	8.0%	$33,570	10.0%
Tier 1 capital (to risk weighted assets)	42,015	12.5	13,428	4.0	20,142	6.0
Tier 1 capital (to average assets)	42,015	8.8	19,191	4.0	23,988	5.0

December 31, 2011
Total capital (to risk weighted assets)	$43,042	12.5%	$27,510	8.0%	$34,387	10.0%
Tier 1 capital (to risk weighted assets)	38,960	11.3	13,755	4.0	20,632	6.0
Tier 1 capital (to average assets)	38,960	8.3	18,801	4.0	23,502	5.0

Banking regulations limit capital distributions by state-chartered banks. Generally, capital distributions are limited to undistributed net income for the current and prior two years. At December 31, 2012, approximately $5,546,000 was available for ChoiceOne Bank to pay dividends to ChoiceOne Financial Services, Inc. ChoiceOne’s ability to pay dividends to shareholders is dependent on the Bank, which is restricted by state law and regulations.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data
Quarterly Financial Data (Unaudited)

Note 22 – Quarterly Financial Data (Unaudited)

(Dollars in thousands)				Earnings Per Share
	Interest Income	Net Interest Income	Net Income	Basic	Fully Diluted
2012
First Quarter	$5,175	$4,419	$1,015	$0.31	$0.31
Second Quarter	5,004	4,290	1,021	0.31	0.31
Third Quarter	5,103	4,512	1,122	0.34	0.34
Fourth Quarter	4,937	4,454	1,104	0.33	0.33

2011
First Quarter	$5,282	$4,345	$704	$0.21	$0.21
Second Quarter	5,386	4,472	904	0.28	0.28
Third Quarter	5,399	4,523	886	0.27	0.27
Fourth Quarter	5,408	4,582	1,019	0.31	0.31

There were no significant fluctuations in the quarterly financial data in 2011 or 2012. The growth in net income that occurred in 2012 was due to reduced provision for loan losses and increased noninterest income, which was partially offset by a decline in net interest income and growth in noninterest expenses.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Policies
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include ChoiceOne Financial Services, Inc., its wholly-owned subsidiary, ChoiceOne Bank, and ChoiceOne Bank’s wholly-owned subsidiary, ChoiceOne Insurance Agencies, Inc. (together referred to as “ChoiceOne”). Intercompany transactions and balances have been eliminated in consolidation.

Nature of Operations

Nature of Operations

ChoiceOne Bank (the “Bank”) is a full-service community bank that offers commercial, consumer, and real estate loans as well as traditional demand, savings and time deposits to both commercial and consumer clients in portions of Kent, Muskegon, Newaygo, and Ottawa counties in Michigan. Substantially all loans are secured by specific items of collateral including business assets, consumer assets, and real estate. Commercial loans are expected to be repaid from the cash flows from operations of businesses. Real estate loans are collateralized by either residential or commercial real estate.

ChoiceOne Insurance Agencies, Inc. (the “Insurance Agency”) is a wholly-owned subsidiary of the Bank. The Insurance Agency sells insurance policies such as life and health for both commercial and consumer clients. The Insurance Agency also offers alternative investment products such as annuities and mutual funds through a registered broker.

Together, the Bank and the Insurance Agency account for substantially all of ChoiceOne’s assets, revenues and operating income.

Use of Estimates

Use of Estimates

To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, ChoiceOne’s management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided. Actual results may differ from these estimates. Estimates associated with securities available for sale, the allowance for loan losses, other real estate owned, core deposit intangible assets, loan servicing rights, goodwill, and fair values of certain financial instruments are particularly susceptible to change.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are defined to include cash on hand, demand deposits with other banks, and federal funds sold. Cash flows are reported on a net basis for customer loan and deposit transactions, deposits with other financial institutions, and short-term borrowings with original terms of 90 days or less.

Securities

Securities

Securities are classified as available for sale because they might be sold before maturity. Securities classified as available for sale are carried at fair value, with unrealized holding gains and losses reported separately in the accumulated other comprehensive income or loss section of shareholders’ equity, net of tax effect. Restricted investments in Federal Reserve Bank stock and Federal Home Loan Bank stock are carried at cost. Equity securities consist of investments in preferred stock, trust-preferred securities, and investments in common stock of other financial institutions.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized using the level-yield method without anticipating prepayments. Gains or losses on sales are recorded on the trade date based on the amortized cost of the security sold.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. The evaluation of securities includes consideration given to the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the issuer, whether the market decline was affected by macroeconomic conditions and whether ChoiceOne has the intent to sell the security or more likely than not will be required to sell the security before its anticipated recovery. In analyzing an issuer’s financial condition, management may consider whether the securities are issued by the federal government or its agencies, or U.S. Government sponsored enterprises, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer’s financial condition. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether ChoiceOne intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis. If ChoiceOne intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, the OTTI shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment. If a security is determined to be other-than-temporarily impaired, but ChoiceOne does not intend to sell the security, only the credit portion of the estimated loss is recognized in earnings, with the other portion of the loss recognized in other comprehensive income.

Loans

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, deferred loan fees and costs, and an allowance for loan losses. Loans held for sale are reported at the lower of cost or market, on an aggregate basis.

Interest income on loans is reported on the interest method and includes amortization of net deferred loan fees and costs over the estimated loan term. Interest on loans is accrued based upon the principal balance outstanding. The accrual of interest is discontinued at the time at which commercial loans are 90 days past due unless the loan is secured by sufficient collateral and is in the process of collection. Interest on consumer or real estate secured loans is discontinued at the time at which the loan is 120 days past due unless the credit is secured by sufficient collateral and is in the process of collection. Past due status is based on the contractual terms of the loan. In all cases, loans are placed into nonaccrual status or charged off at an earlier date if collection of principal or interest is considered doubtful. Interest accrued but not received is reversed against interest income when the loans are placed into nonaccrual status. Interest received on such loans is applied to principal until qualifying for return to accrual. Loans are returned to accrual basis when all the principal and interest amounts contractually due are brought current and future payment is reasonably assured.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses is a valuation allowance for probable incurred credit losses. The allowance is increased by the provision for loan losses and decreased by loans charged off less any recoveries of charged off loans. Management estimates the allowance balance required based on past loan loss experience, the nature and volume of the loan portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off. Loan losses are charged against the allowance when management believes the collectability of a loan balance is not possible.

The allowance consists of general and specific components. The general component covers non-classified loans and is based on historical loss experience adjusted for current factors. The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or doubtful.

A loan is impaired when full payment under the loan terms is not expected. Commercial loans are evaluated for impairment on an individual loan basis. If a loan is considered impaired, a portion of the allowance for loan losses is allocated to the loan so that it is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Large groups of smaller balance homogeneous loans such as consumer and real estate mortgage loans are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures.

Premises and Equipment

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Land is carried at cost. Land improvements are depreciated using the straight-line method with useful lives ranging from 7 to 15 years. Building and related components are depreciated using the straight-line method with useful lives ranging from 5 to 39 years. Leasehold improvements are depreciated over the shorter of the estimated life or the lease term. Furniture and equipment are depreciated using the straight-line method with useful lives ranging from 3 to 7 years. Fixed assets are periodically reviewed for impairment. If impaired, the assets are recorded at fair value.

Other Real Estate Owned

Other Real Estate Owned

Real estate properties acquired in the collection of a loan are initially recorded at the lower of our basis in the loans or fair value at acquisition establishing a new cost basis. Any reduction to fair value from the carrying value of the related loan is accounted for as a loan loss. After acquisition, a valuation allowance reduces the reported amount to the lower of the initial amount or fair value less costs to sell. Expenses to repair or maintain properties are included within other noninterest expenses. Gains and losses upon disposition and changes in the valuation allowance are reported net within other noninterest income.

Loan Servicing Rights

Loan Servicing Rights

Servicing rights represent the allocated value of servicing rights on loans sold with servicing retained. Servicing rights are expensed in proportion to, and over the period of, estimated net servicing revenues. Impairment is evaluated based on the fair value of the rights, using groupings of the underlying loans as to interest rates and then, secondarily, as to geographic and prepayment characteristics. Fair value is determined using prices for similar assets with similar characteristics when available or based upon discounted cashflows using market-based assumptions. Any impairment of a grouping is reported as a valuation allowance.

Goodwill

Goodwill

Goodwill results from business acquisitions and represents the excess of the purchase price over the fair value of the acquired tangible assets and liabilities and identifiable intangible assets. Goodwill is assessed at least annually for impairment and any such impairment will be recognized in the period identified.

Loan Commitments and Related Financial Instruments

Loan Commitments and Related Financial Instruments

Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit issued to meet financing needs of customers. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Employee Benefit Plans

Employee Benefit Plans

ChoiceOne’s 401(k) plan allows participants to contribute up to the IRS maximum. Contributions from ChoiceOne to its 401(k) plan are discretionary. ChoiceOne also allows retired employees to participate in its health insurance plan. Employees who have attained age 55 and completed at least ten years of service to ChoiceOne are eligible to participate as a retiree until they are eligible for Medicare. These postretirement benefits are accrued during the years in which the employee provides service.

Employee Stock Ownership Plan

Employee Stock Ownership Plan

The cost of shares issued to the Employee Stock Ownership Plan (the “ESOP”) but not yet allocated to participants is presented as a reduction of shareholders’ equity. Compensation expense is recorded based on the market price of the shares as they are committed to be released for allocation to participant accounts. The difference between the market price and the cost of shares committed to be released is recorded as an adjustment to additional paid-in capital. Dividends on allocated ESOP shares are recorded as a reduction of retained earnings while dividends on unallocated ESOP shares are reflected as a reduction of debt and accrued interest. Upon distribution of shares to a participant, the participant has the right to require the Company to purchase his or her shares at fair value in accordance with the terms and conditions of the ESOP. As such, these shares are not classified in shareholders’ equity as permanent equity.

Income Taxes

Income Taxes

Income tax expense is the sum of the current year income tax due and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

Earnings per share

Earnings Per Share

Basic earnings per common share (“EPS”) is based on weighted-average common shares outstanding. The weighted-average number of shares used in the computation of basic and diluted EPS includes shares allocated to the ESOP. Diluted EPS further assumes issue of any dilutive potential common shares issuable under stock options.

Comprehensive Income

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income or loss. Other comprehensive income or loss includes unrealized gains and losses on securities available for sale, net of tax, and changes in the funded status of postretirement plans which are also recognized as a separate component of shareholders’ equity.

Loss Contingencies

Loss Contingencies

Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe that there are any such matters that may have a material effect on the financial statements.

Cash Restrictions

Cash Restrictions

Cash on hand or on deposit with the Federal Reserve Bank of $318,000 and $111,000 was required to meet regulatory reserve and clearing requirements at December 31, 2012 and 2011, respectively. The balance in excess of the amount required was interest-bearing as of December 31, 2012 and December 31, 2011.

Stock-Based Compensation	Stock-Based Compensation ChoiceOne records stock-based compensation cost using the fair value method. Compensation costs related to stock options granted is disclosed in Note 14.
Dividend Restrictions	Dividend Restrictions Banking regulations require the maintenance of certain capital levels and may limit the amount of dividends that may be paid by the Bank to ChoiceOne (see Note 21).
Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, which are more fully documented in Note 19 to the consolidated financial statements. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Operating Segments

Operating Segments

While ChoiceOne’s management monitors the revenue streams of various products and services for the Bank and Insurance Agency, operations and financial performance are evaluated on a company-wide basis. Accordingly, all of the financial service operations are considered by management to be aggregated into one reportable operating segment.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

During 2012, ChoiceOne adopted new guidance related to the presentation of comprehensive income in the financial statements. Among other changes, the new guidance eliminated the option to only present comprehensive income in the statement of equity. ChoiceOne has elected to report comprehensive income in a separate statement of comprehensive income that begins with net income. The change in presentation has been applied retrospectively and the 2011 and 2010 financial statements have been restated to conform to the new presentation method. Other than the change in presentation of comprehensive income and related disclosures, the new guidance did not have a material effect on the financial statements.

In 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-02, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring (“ASU 2011-02”). This update applies to all creditors, both public and non-public, and was introduced to provide clarification surrounding troubled debt restructurings (“TDR”). The primary characteristics that previously caused a restructuring to quality as a TDR still exist: (1) the restructuring constitutes a concession to the borrower and (2) the borrower is experiencing financial difficulties. The update provides additional details and examples to provide clarity surrounding these items. The update also prohibits the use of the effective interest rate test when determining whether the restructuring constitutes a concession. The update is effective for annual reporting periods ending on or after December 15, 2012 (therefore, December 31, 2012, for ChoiceOne). Lastly the disclosure requirements set forth by ASU 2010-20 regarding TDRs, and later deferred by ASU 2011-01 until December 31, 2012 for ChoiceOne, are included in Note 3. Other than the additional disclosures, these updates did not have a significant impact on the financial statements.

In 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”). This update to Fair Value Measurement (Topic 820) results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. The amendments in this update explain how to measure fair value. The do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. However, this update does require expanding disclosure related to the nature and significance of inputs that are used in estimating and measuring the fair value of financial instruments. The amendments in this update are to be applied prospectively and are effective for annual reporting periods beginning after December 15, 2011 (therefore, December 31, 2012, for ChoiceOne). This update did not have a significant impact on the financial statements.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles – Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”) to reduce the cost and complexity of testing indefinite-lived intangible assets for impairment. ASU 2012-02 gives an entity the option of first assessing qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. An entity also has the option to bypass the qualitative assessment for any indefinite-lived asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. ASU 2012-02 is effective for fiscal years beginning after September 15, 2012 and early adoption is permitted. The adoption of ASU 2012-02 is not expected to have a material impact on ChoiceOne’s consolidated financial condition or results of operations.

Reclassifications	Reclassifications Certain amounts presented in prior year consolidated financial statements have been reclassified to conform to the current year’s presentation.

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities Tables
Schedule of fair value of securities available for sale

The fair value of securities available for sale and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) at December 31 were as follows:

	2012
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government and federal agency	$39,815	$455	$(2)	$40,268
U.S. Treasury notes and bonds	7,362	45	(9)	7,398
State and municipal	62,248	2,668	(238)	64,678
Mortgage-backed	12,218	308	—	12,526
Corporate	6,600	113	(1)	6,712
Foreign debt	1,000	1	—	1,001
Equity securities	1,902	12	(5)	1,909
Total	$131,145	$3,602	$(255)	$134,492

	2011
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government and federal agency	$39,829	$584	$—	$40,413
State and municipal	51,859	2,729	(89)	54,499
Mortgage-backed	9,511	276	(7)	9,780
Corporate	5,914	100	(3)	6,011
FDIC-guaranteed financial institution debt	2,010	28	—	2,038
Equity securities	1,751	16	(232)	1,535
Total	$110,874	$3,733	$(331)	$114,276

Schedule of proceeds from sales of securities

Information regarding sales of securities available for sale follows:

(Dollars in thousands)

	2012	2011	2010
Proceeds from sales of securities	$9,369	$3,310	$6,059
Gross realized gains	421	133	540
Gross realized losses	2	4	3
Loss on other than temporary impairment	—	—	94

Schedule of Expected Maturities of Available for Sale Securities

Information regarding sales of securities available for sale follows:

(Dollars in thousands)

	2012	2011	2010
Proceeds from sales of securities	$9,369	$3,310	$6,059
Gross realized gains	421	133	540
Gross realized losses	2	4	3
Loss on other than temporary impairment	—	—	94

Schedule of securities pledged as collateral

The carrying amount of securities pledged as collateral at December 31 was as follows:

(Dollars in thousands)

	2012	2011
Securities pledged for securities sold under agreements to repurchase	$27,085	$27,421

Schedule of securities in a continuous unrealized loss position

Securities with unrealized losses at year-end 2012 and 2011, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, were as follows:

(Dollars in thousands)	2012
	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$1,997	$(2)	$—	$—	$1,997	$(2)
U.S. Treasury notes and bonds	2,187	(9)	—	—	2,187	(9)
State and municipal	7,623	(203)	811	(35)	8,434	(238)
Corporate	768	(1)	—	—	768	(1)
Equity securities	146	(5)	—	—	146	(5)
Total temporarily impaired	$12,721	$(220)	$811	$(35)	$13,532	$(255)

(Dollars in thousands)	2011
	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
State and municipal	$2,938	$(28)	$1,245	$(61)	$4,183	$(89)
Mortgage-backed	2,045	(7)	—	—	2,045	(7)
Corporate	1,023	(3)	—	—	1,023	(3)
Equity securities	—	—	768	(232)	768	(232)
Total temporarily impaired	$6,006	$(38)	$2,013	$(293)	$8,019	$(331)

Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans And Allowance For Loan Losses Tables
Schedule of loan portfolio

The Bank’s loan portfolio as of December 31 was as follows:

(Dollars in thousands)

	2012	2011
Agricultural	$31,790	$38,929
Commercial and industrial	67,365	58,685
Consumer	19,367	18,657
Real estate – commercial	93,312	106,250
Real estate - construction	1,056	1,169
Real estate - residential	98,578	96,437
Loans, gross	311,468	320,127
Allowance for loan losses	(5,852)	(5,213)
Loans, net	$305,616	$314,914

Schedule of activity in the allowance for loan losses and balances in the loan portfolio

Activity in the allowance for loan losses and balances in the loan portfolio were as follows:

(Dollars in thousands)

	Agricultural	Commercial and Industrial	Consumer	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Unallocated	Total
2012
Allowance for Loan Losses
Beginning balance	$55	$609	$197	$2,299	$34	$1,847	$172	$5,213
Charge-offs	—	(405)	(338)	(869)	—	(887)	—	(2,499)
Recoveries	5	61	214	224	—	119	—	623
Provision	80	116	177	942	(19)	844	375	2,515
Ending balance	$140	$381	$250	$2,596	$15	$1,923	$547	$5,852

Individually evaluated for impairment	$1	$112	$—	$449	$—	$138	$—	$700

Collectively evaluated for impairment	$139	$269	$250	$2,147	$15	$1,785	$547	$5,152

Loans
Individually evaluated for impairment	$166	$198	$32	$3,723	$—	$1,820		$5,939
Collectively evaluated for impairment	31,624	67,167	19,335	89,589	1,056	96,758		305,529
Ending balance	$31,790	$67,365	$19,367	$93,312	$1,056	$98,578		$311,468

2011
Allowance for Loan Losses
Beginning balance	$181	$641	$243	$1,729	$2	$1,554	$379	$4,729
Charge-offs	(45)	(228)	(361)	(1,357)	—	(1,677)	—	(3,668)
Recoveries	10	32	217	89	—	104	—	452
Provision	(91)	164	98	1,838	32	1,866	(207)	3,700
Ending balance	$55	$609	$197	$2,299	$34	$1,847	$172	$5,213

Individually evaluated for impairment	$—	$7	$—	$424	$—	$—	$—	$431

Collectively evaluated for impairment	$55	$602	$197	$1,875	$34	$1,847	$172	$4,782

Loans
Individually evaluated for impairment	$—	$163	$—	$2,758	$—	$1,580		$4,501
Collectively evaluated for impairment	38,929	58,522	18,657	103,492	1,169	94,857		315,626
Ending balance	$38,929	$58,685	$18,657	$106,250	$1,169	$96,437		$320,127

	Agricultural	Commercial and Industrial	Consumer	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Unallocated	Total
2010
Allowance for Loan Losses
Beginning balance	$124	$735	$306	$1,546	$3	$1,590	$18	$4,322
Charge-offs	—	(765)	(444)	(1,523)	—	(1,152)	—	(3,884)
Recoveries	—	68	230	16	—	27	—	341
Provision	57	603	151	1,690	(1)	1,089	361	3,950
Ending balance	$181	$641	$243	$1,729	$2	$1,554	$379	$4,729

Individually evaluated for impairment	$—	$50	$—	$531	$—	$—	$—	$581
Collectively evaluated for impairment	$181	$591	$243	$1,198	$2	$1,554	$379	$4,148

Loans
Individually evaluated for impairment	$39	$272	$—	$3,529	$—	$2,733		$6,573
Collectively evaluated for impairment	29,642	55,675	16,709	112,822	853	94,666		310,367
Ending balance	$29,681	$55,947	$16,709	$116,351	$853	$97,399		$316,940

Schedule of the Bank's credit exposure

Information regarding the Bank’s credit exposure as of December 31 was as follows:

(Dollars in thousands)

Corporate Credit Exposure - Credit Risk Profile By Creditworthiness Category

	Agricultural		Commercial and Industrial		Commercial Real Estate
	2012	2011	2012	2011	2012	2011
Risk ratings 1 and 2	$8,615	$6,486	$9,040	$4,149	$2,711	$6,403
Risk rating 3	16,173	20,211	43,549	30,109	45,295	45,034
Risk rating 4	5,040	9,499	13,417	21,993	30,223	33,462
Risk rating 5	1,939	2,672	855	1,669	7,847	14,313
Risk rating 6	19	57	361	680	6,960	5,009
Risk rating 7	4	4	143	85	276	2,029
	$31,790	$38,929	$67,365	$58,685	$93,312	$106,250

Consumer Credit Exposure - Credit Risk Profile Based On Payment Activity

	Consumer		Construction Real Estate		Residential Real Estate
	2012	2011	2012	2011	2012	2011
Performing	$19,334	$18,634	$1,056	$1,169	$98,018	$95,732
Nonperforming	33	23	—	—	560	705
	$19,367	$18,657	$1,056	$1,169	$98,578	$96,437

Schedule of troubled debt restructurings

The following schedule provides information on loans that were considered troubled debt restructurings (“TDRs”) that were modified during the twelve months ended December 31, 2012 and December 31, 2011:

	December 31, 2012			December 31, 2011
(Dollars in thousands)	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Agricultural	1	$72	$72	—	$—	$—
Commercial and industrial	2	159	149	1	48	48
Consumer	1	32	32	—	—	—
Commercial real estate	5	1,990	1,990	7	1,789	1,789
Residential real estate	3	353	353	5	639	639
	12	$2,606	$2,596	13	$2,476	$2,476

Schedule of impaired loans

The following schedule provides information on TDRs as of December 31, 2012 where the borrower was past due with respect to principal and/or interest for 30 days or more during the twelve months ended December 31, 2012 and December 31, 2011 that had been modified during the 12-month period prior to the default:

	With Payment Defaults During the Following Periods:
	December 31, 2012		December 31, 2011
(Dollars in thousands)	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Agricultural	1	$72	—	$—
Commercial and industrial	2	149	1	48
Consumer	1	32	—	—
Commercial real estate	1	68	3	1,135
Residential real estate	—	—	7	865
	5	$321	11	$2,048

Schedule of aging analysis of loans by loan category

Impaired loans by loan category as of December 31 follow:

(Dollars in thousands)

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
2012
With no related allowance recorded
Agricultural	$94	$441	$—	$19	$—
Commercial and industrial	49	49	—	223	6
Consumer	—	—	—	—	—
Commercial real estate	577	848	—	1,586	—
Residential real estate	—	—	—	1,366	48
Subtotal	720	1,338	—	3,194	54
With an allowance recorded
Agricultural	72	72	1	14	1
Commercial and industrial	149	169	112	112	—
Consumer	32	32	—	6	—
Commercial real estate	3,146	3,193	449	1,576	24
Residential real estate	1,820	1,820	138	364	20
Subtotal	5,219	5,286	700	2,072	45
Total
Agricultural	166	513	1	33	1
Commercial and industrial	198	218	112	335	6
Consumer	32	32	—	6	—
Commercial real estate	3,723	4,041	449	3,162	24
Residential real estate	1,820	1,820	138	1,730	68
Total	$5,939	$6,624	$700	$5,266	$99

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
2011
With no related allowance recorded
Agricultural	$—	$—	$—	$45	$—
Commercial and industrial	102	105	—	167	—
Commercial real estate	1,122	1,538	—	2,369	15
Residential real estate	1,580	1,580	—	1,620	50
Subtotal	2,804	3,223	—	4,201	65
With an allowance recorded
Agricultural	—	—	—	—	—
Commercial and industrial	61	63	7	85	—
Commercial real estate	1,636	2,120	424	1,490	6
Residential real estate	—	—	—	—	—
Subtotal	1,697	2,183	431	1,575	6
Total
Agricultural	—	—	—	45	—
Commercial and industrial	163	168	7	252	—
Commercial real estate	2,758	3,658	424	3,859	21
Residential real estate	1,580	1,580	—	1,620	50
Total	$4,501	$5,406	$431	$5,776	$71

Schedule of nonaccrual loans by loan category

Nonaccrual loans by loan category as of December 31 follow:

(Dollars in thousands)

	2012	2011
Agricultural	$94	$26
Commercial and industrial	220	143
Consumer	33	22
Commercial real estate	1,230	2,790
Construction real estate	—	—
Residential real estate	754	1,174
	$2,331	$4,155

Mortgage Banking (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Banking Tables
Schedule of activity in secondar market loans

Activity in secondary market loans during the year was as follows:

(Dollars in thousands)

	2012	2011	2010
Loans originated for resale, net of principal payments	$44,889	$25,685	$28,816
Proceeds from loan sales	45,622	26,611	28,088
Net gains on sales of loans held for sale	1,634	672	682
Loan servicing fees, net of amortization	131	161	41

Schedule of activity for loan servicing rights (included in other assets)

Activity for loan servicing rights (included in other assets) was as follows:

(Dollars in thousands)

	2012	2011	2010
Balance, beginning of year	$318	$347	$491
Capitalized	289	94	122
Amortization	(134)	(123)	(266)
Balance, end of year	$473	$318	$347

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises And Equipment Tables
Schedule of premises and equipment

As of December 31, premises and equipment consisted of the following:

(Dollars in thousands)

	2012	2011
Land and land improvements	$4,108	$4,084
Leasehold improvements	38	36
Buildings	11,190	11,080
Furniture and equipment	4,556	3,768
Total cost	19,892	18,968
Accumulated depreciation	(7,771)	(6,888)
Premises and equipment, net	$12,121	$12,080

Schedule of rent commitments under non-cancelable operating leases	Rent commitments under non-cancelable operating leases were as follows, before considering renewal options that generally are present (dollars in thousands):
2013	$36

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Tables
Schedule of acquired intangible assets

Information for acquired intangible assets at December 31 follows:

(Dollars in thousands)

	2012		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Core deposit intangible	$4,134	$2,549	$4,134	$2,136
Other intangible assets	347	208	347	173
Totals	$4,481	$2,757	$4,481	$2,309

Schedule of estimated amortization expense for the next four years

The estimated amortization expense for the next four years ending December 31 is as follows:

(Dollars in thousands)

	Core Deposit Intangible	Other Intangible Assets	Total
2013	$413	35	448
2014	413	35	448
2015	413	35	448
2016	346	34	380
Total	$1,585	$139	$1,724

Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2012
Other Real Estate Owned Tables
Schedule of Other Real Estate Owned

Activity within other real estate owned was as follows:

(Dollars in thousands)

	2012	2011	2010
Balance, beginning of year	$1,934	$1,953	$2,201
Transfers from loans	1,718	2,972	1,358
Reclassification to buildings	(20)	—	—
Proceeds from sales	(1,259)	(3,015)	(1,174)
Gains/(losses) on sales	51	279	96
Write-downs	(405)	(255)	(528)
Balance, end of year	$2,019	$1,934	$1,953

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits Tables
Schedule of deposits outstanding

Deposit balances as of December 31 consisted of the following:

(Dollars in thousands)

	2012	2011
Noninterest-bearing demand deposits	$101,861	$78,263
Interest-bearing demand deposits	66,569	64,498
Money market deposits	60,806	63,007
Savings deposits	63,406	46,737
Local certificates of deposit	130,057	144,983
Brokered certificates of deposit	1,500	5,877
Total deposits	$424,199	$403,365

Schedule of maturities of time deposits	Scheduled maturities of certificates of deposit at December 31 were as follows: (Dollars in thousands)

2013	$86,086
2014	21,923
2015	10,194
2016	7,769
2017	5,050
2018	535
Total	$131,557

Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Repurchase Agreements Tables
Schedule of Securities Sold Under Repurchase Agreements

As of December 31, 2011, the Bank had a $5 million structured repurchase agreement with a correspondent bank maturing on July 31, 2012 with a fixed interest rate of 4.55%. Information regarding repurchase agreements follows:

(Dollars in thousands)

	2012	2011
Outstanding balance at December 31	$19,572	$21,869
Average interest rate at December 31	0.25%	1.27%
Average balance during the year	$22,185	$20,815
Average interest rate during the year	0.84%	1.38%
Maximum month end balance during the year	$24,662	$22,249

Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances Tables
Schedule of outstanding advances from the Federal Home Loan Bank

At December 31, advances from the Federal Home Loan Bank (the “FHLB”) were as follows:

(Dollars in thousands)

	2012	2011
Maturity of November 2024 with a fixed interest rate of 3.98%	$420
Maturities ranging from November 2012 to November 2024, fixed interest rates ranging from 2.54% to 4.16%, with an average rate of 3.58%		$8,447
Total advances outstanding at year-end	$420	$8,447

Schedule of maturities of FHLB Advances

Based on this collateral, the Bank was eligible to borrow an additional $46 million at year-end 2012. The scheduled maturities of advances from the FHLB at December 31, 2012 were as follows (dollars in thousands):

2013	$28
2014	29
2015	30
2016	32
2017	33
Thereafter	268
Total	$420

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Schedule of Components of Income Tax Expense

Information as of December 31 and for the year follows:

(Dollars in thousands)

	2012	2011	2010
Provision for Income Taxes
Current federal income tax expense	$1,475	$682	$817
Deferred federal income tax expense/(benefit)	(132)	378	(163)
Income tax expense	$1,343	$1,060	$654

Reconciliation of Income Tax Expense
Reconciliation of Income Tax Provision to Statutory Rate
Income tax computed at statutory federal rate of 34%	$1,906	$1,555	$1,144
Tax exempt interest income	(466)	(437)	(483)
Tax exempt earnings on bank-owned life insurance	(152)	(121)	(122)
Nondeductible interest expense	13	16	25
Other items	42	47	90
Income tax expense	$1,343	$1,060	$654

Effective income tax rate	24%	23%	19%

Schedule of Deferred Tax Assets and Liabilities

Components of Deferred Tax Assets and Liabilities	2012	2011
Deferred tax assets:
Allowance for loan losses	$920	$779
Deferred compensation	349	341
Write-downs on other real estate owned	255	339
Alternative minimum tax credit carryforward	—	75
Other	294	327
Total deferred tax assets	1,818	1,861

Deferred tax liabilities:
Depreciation	1,396	1,382
Unrealized gains on securities available for sale	1,138	1,157
Purchase accounting adjustments from merger	602	743
Loan servicing rights	161	108
Stock dividends received from Federal Home Loan Bank	83	83
Post-retirement benefits obligation	75	87
Other	112	103
Total deferred tax liabilities	3,567	3,663
Net deferred tax liabilities	$(1,749)	$(1,802)

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions Tables
Schedule of related party loans

Loans to executive officers, directors and their affiliates were as follows at December 31:

(Dollars in thousands)

	2012	2011
Balance, beginning of year	$6,254	$6,568
New loans	669	948
Repayments	(1,087)	(1,262)
Balance, end of year	$5,836	$6,254

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans Tables
Schedule of shares in ESOP plan

Shares held by the ESOP as of December 31 were as follows:

(Dollars in thousands)

	2012	2011	2010
Shares allocated to participants	5,355	5,355	5,355
Shares unallocated	—	—	—
Total shares of ChoiceOne stock held by ESOP	5,355	5,355	5,355

Fair value of allocated shares, subject to repurchase obligation, recorded in other liabilities	$77	$64	$64

Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options Tables
Schedule of stock option activity

A summary of the activity in the plan follows:

	2012		2011		2010
	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Options outstanding, beginning of year	46,656	$16.62	49,232	$16.46	49,232	$16.46
Options granted	—	—	—	—	—	—
Options exercised	2,625	$13.70	2,576	$13.44	—	—
Options forfeited or expired	7,131	$15.97	—	—	—	—
Options outstanding, end of year	36,900	$16.95	46,656	$16.62	49,232	$16.46

Options exercisable at December 31	36,900	$16.95	46,656	$16.62	46,357	$16.64

Schedule of outstanding stock options

Information pertaining to options outstanding at December 31, 2012 is as follows:

Exercise price of stock options:	Number of options outstanding at year-end	Number of options exercisable at year-end	Average remaining contractual life (in years)
$13.50	10,000	10,000	5.07
$13.70	2,100	2,100	0.04
$16.31	5,512	5,512	1.06
$17.95	8,000	8,000	4.05
$18.85	5,250	5,250	3.05
$21.43	6,038	6,038	2.05

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share Tables
Schedule of basic earnings per share and diluted earnings per share

(Dollars in thousands, except per share data)

	2012	2011	2010
Basic
Net income	$4,262	$3,513	$2,711

Weighted average common shares outstanding	3,296,462	3,286,969	3,273,151

Basic earnings per common share	$1.29	$1.07	$0.83
Diluted
Net income	$4,262	$3,513	$2,711

Weighted average common shares outstanding	3,296,462	3,286,969	3,273,151
Plus: dilutive effect of assumed exercises of stock options	436	—	—
Average shares and dilutive potential common shares	3,296,898	3,286,969	3,273,151

Diluted earnings per common share	$1.29	$1.07	$0.83

There were 28,625 stock options as of December 31, 2012, 46,656 as of December 31, 2011, and 49,232 as of December 31, 2010 considered to be anti-dilutive to earnings per share and thus have been excluded from the calculations above.

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income Loss Tables
Tax effect allocated to each component of other comprehensive income (loss)

Other comprehensive income (loss) components and related taxes follow:

(Dollars in thousands)

	2012	2011	2010
Unrealized holding gains on available for sale securities	$363	$2,448	$635
Less reclassification adjustments for gains included in net income	419	129	443
Net unrealized gains	(56)	2,319	192
Less tax effect	(19)	789	65
Net-of-tax amount	(37)	1,530	127

Change in funded status of post-retirement benefit plan	(34)	(23)	(21)
Tax effect	(12)	(8)	(7)
Net-of-tax amount	(22)	(15)	(14)
Total	$(59)	$1,515	$113

Schedule of Accumulated Other Comprehensive Income

Accumulated other comprehensive income, a component of equity, was comprised of the following at December 31:

(Dollars in thousands)

	2012	2011
Unrealized holding gains on available for sale securities	$3,347	$3,402
Unrecognized actuarial gains on post-retirement benefit plan	223	258
Tax effect	(1,214)	(1,245)
Net accumulated other comprehensive income	$2,356	$2,415

Condensed Financial Statements of Parent Company (Tables)	12 Months Ended
Dec. 31, 2012
Financial Statements Of Parent Company Tables
Condensed Balance Sheets

Condensed Balance Sheets

(Dollars in thousands)	December 31
	2012	2011
Assets
Cash	$135	$487
Securities available for sale	628	218
Other assets	27	26
Investment in ChoiceOne Bank	59,810	57,264
Total assets	$60,600	$57,995

Liabilities
Mandatory redeemable shares under ESOP, at fair value	$77	$65
Other liabilities	17	26
Total liabilities	94	91

Shareholders’ equity	60,506	57,904
Total liabilities and shareholders’ equity	$60,600	$57,995

Condensed Statements of Income

Condensed Statements of Income

(Dollars in thousands)	Years Ended December 31
	2012	2011	2010
Interest and dividends from ChoiceOne Bank	$1,710	$1,695	$1,641
Interest and dividends from other securities	16	7	7
Other income	—	33	—
Total income	1,726	1,735	1,648
Other expenses	89	81	67
Income before income tax and equity in undistributed net income of subsidiary	1,637	1,654	1,581
Income tax benefit	29	16	23
Income before equity in undistributed net income of subsidiary	1,666	1,670	1,604
Equity in undistributed net income of subsidiary	2,596	1,843	1,107
Net income	$4,262	$3,513	$2,711

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

(Dollars in thousands)	Years Ended December 31
	2012	2011	2010
Cash flows from operating activities:
Net income	$4,262	$3,513	$2,711
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed net income of subsidiary	(2,596)	(1,843)	(1,107)
Amortization	2	—	—
Changes in other assets	(1)	50	(17)
Changes in other liabilities	(10)	17	(18)
Net cash from operating activities	1,657	1,737	1,569

Cash flows from investing activities:
Maturities of securities	—	—	200
Purchases of securities	(409)	—	(202)
Net cash from investing activities	(409)	—	(2)

Cash flows from financing activities:
Issuance of common stock	123	127	125
Repurchase of common stock	(75)	—	—
Cash dividends paid	(1,648)	(1,578)	(1,572)
Net cash from financing activities	(1,600)	(1,451)	(1,447)

Net change in cash	(352)	286	120
Beginning cash	487	201	81
Ending cash	$135	$487	$201

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments Tables
Schedule of carrying value and fair value of financial assets and liabilities

Financial instruments as of the dates indicated were as follows (dollars in thousands):

	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Assets:
Cash and due from banks	$19,034	$19,034	$19,034	$—	$—
Securities available for sale	134,492	134,492	—	131,893	2,599
Federal Home Loan Bank and Federal
Reserve Bank stock	3,750	3,750	—	3,750	—
Loans held for sale	1,874	1,933	—	1,933	—
Loans, net	305,616	310,175	—	—	310,175

Liabilities:
Noninterest-bearing deposits	101,861	101,861	—	101,861	—
Interest-bearing deposits	322,338	323,457	—	323,457	—
Repurchase agreements	19,572	19,573	—	19,573	—
Federal Home Loan Bank advances	420	485	—	485	—

	Carrying Amount	Estimated Fair Value
December 31, 2011
Assets:
Cash and due from banks	$17,125	$17,125
Securities available for sale	114,276	114,276
Federal Home Loan Bank and Federal
Reserve Bank stock	3,749	3,749
Loans held for sale	1,262	1,262
Loans, net	314,914	319,017

Liabilities:
Noninterest-bearing deposits	78,263	78,263
Interest-bearing deposits	325,102	326,123
Repurchase agreements	21,869	21,083
Federal Home Loan Bank advances	8,447	8,664

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements Tables
Schedule of Assets Measured at Fair Value on a Recurring Basis

There were no liabilities measured at fair value as of December 31, 2012 or December 31, 2011. Disclosures concerning assets measured at fair value are as follows:

Assets Measured at Fair Value on a Recurring Basis
(Dollars in Thousands)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at Date Indicated
Investment Securities, Available for Sale – December 31, 2012
U.S. Government and federal agency	$—	$40,268	$—	$40,268
U.S. Treasury notes and bonds	—	7,398	—	7,398
State and municipal	—	62,579	2,099	64,678
Mortgage-backed	—	12,526	—	12,526
Corporate	—	6,712	—	6,712
Foreign debt	—	1,001	—	1,001
Equity securities	—	1,409	500	1,909
Total	$—	$131,893	$2,599	$134,492

Investment Securities, Available for Sale – December 31, 2011
U.S. Government and federal agency	$—	$40,413	$—	$40,413
State and municipal	—	52,228	2,271	54,499
Mortgage-backed	—	9,780	—	9,780
Corporate	—	6,011	—	6,011
FDIC-guaranteed financial institution debt	—	2,038	—	2,038
Equity securities	—	1,035	500	1,535
Total	$—	$111,505	$2,771	$114,276

Schedule of Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

	2012	2011
Investment Securities, Available for Sale
Balance, January 1	$2,771	$2,839
Total realized and unrealized gains included in income	—	—
Total unrealized gains (losses) included in other comprehensive income	(9)	164
Net purchases, sales, calls, and maturities	(163)	(299)
Net transfers into Level 3	—	67
Balance, December 31	$2,599	$2,771

Schedule of Assets Measured at Fair Value on a Nonrecurring Basis

Disclosures concerning assets measured at fair value on a non-recurring basis are as follows:

Assets Measured at Fair Value on a Non-recurring Basis

(Dollars in Thousands)

	Balance at Dates Indicated	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired Loans
December 31, 2012	$5,939	$—	$—	$5,939
December 31, 2011	$4,501	$—	$—	$4,501

Other Real Estate
December 31, 2012	$2,019	$—	$—	$2,019
December 31, 2011	$1,934	$—	$—	$1,934

Off-Balance Sheet Activities (Tables)	12 Months Ended
Dec. 31, 2012
Off-Balance Sheet Activities Tables
Schedule of financial instruments with off-balance sheet risk

The contractual amount of financial instruments with off-balance sheet risk was as follows at December 31:

(Dollars in thousands)	2012		2011
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Unused lines of credit and letters of credit	$2,474	$49,196	$2,868	$47,217
Commitments to fund loans (at market rates)	5,145	5,798	3,610	1,919

Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Tables
Schedule of actual capital and minimum required levels

Actual capital levels and minimum required levels for ChoiceOne Bank were as follows:

(Dollars in thousands)	Actual		Minimum Required for Capital Adequacy Purposes		Minimum Required to be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2012
Total capital (to risk weighted assets)	$46,004	13.7%	$26,856	8.0%	$33,570	10.0%
Tier 1 capital (to risk weighted assets)	42,015	12.5	13,428	4.0	20,142	6.0
Tier 1 capital (to average assets)	42,015	8.8	19,191	4.0	23,988	5.0

December 31, 2011
Total capital (to risk weighted assets)	$43,042	12.5%	$27,510	8.0%	$34,387	10.0%
Tier 1 capital (to risk weighted assets)	38,960	11.3	13,755	4.0	20,632	6.0
Tier 1 capital (to average assets)	38,960	8.3	18,801	4.0	23,502	5.0

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data Tables
Schedule of Quarterly Financial Data (Unaudited)

(Dollars in thousands)				Earnings Per Share
	Interest Income	Net Interest Income	Net Income	Basic	Fully Diluted
2012
First Quarter	$5,175	$4,419	$1,015	$0.31	$0.31
Second Quarter	5,004	4,290	1,021	0.31	0.31
Third Quarter	5,103	4,512	1,122	0.34	0.34
Fourth Quarter	4,937	4,454	1,104	0.33	0.33

2011
First Quarter	$5,282	$4,345	$704	$0.21	$0.21
Second Quarter	5,386	4,472	904	0.28	0.28
Third Quarter	5,399	4,523	886	0.27	0.27
Fourth Quarter	5,408	4,582	1,019	0.31	0.31

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details
Cash on deposit with Federal Reserve Bank	$ 318	$ 111

Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost	$ 131,145	$ 110,874
Gross Unrealized Gains	3,602	3,733
Gross Unrealized Losses	(255)	(331)
Fair Value	134,492	114,276
U.S. Government and federal agency
Amortized Cost	39,815	39,829
Gross Unrealized Gains	455	584
Gross Unrealized Losses	(2)
Fair Value	40,268	40,413
U.S. Treasury notes and bonds
Amortized Cost	7,362
Gross Unrealized Gains	45
Gross Unrealized Losses	(9)
Fair Value	7,398
State and municipal
Amortized Cost	62,248	51,859
Gross Unrealized Gains	2,668	2,729
Gross Unrealized Losses	(238)	(89)
Fair Value	64,678	54,499
Mortgage-backed
Amortized Cost	12,218	9,511
Gross Unrealized Gains	308	276
Gross Unrealized Losses		(7)
Fair Value	12,526	9,780
Corporate
Amortized Cost	6,600	5,914
Gross Unrealized Gains	113	100
Gross Unrealized Losses	(1)	(3)
Fair Value	6,712	6,011
Foreign Debt
Amortized Cost	1,000
Gross Unrealized Gains	1
Gross Unrealized Losses
Fair Value	1,001
Equity securities
Amortized Cost	1,902	1,751
Gross Unrealized Gains	12	16
Gross Unrealized Losses	(5)	(232)
Fair Value	1,909	1,535
FDIC-guaranteed financial institution debt
Amortized Cost		2,010
Gross Unrealized Gains		28
Gross Unrealized Losses
Fair Value		$ 2,038

Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities Details 1
Proceeds from sales of securities	$ 9,369	$ 3,310	$ 6,059
Gross realized gains	421	133	540
Gross realized losses	2	4	3
Loss on other than temporary impairment			$ 94

Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available for Sale Securities, Fair Values
Due within one year	$ 31,817
Due after one year through five years	53,249
Due after five years through ten years	32,565
Due after ten years	2,426
Total Debt Securities	120,057
Maturities without single maturity date	12,526
Equity securities	1,909
Fair Value	$ 134,492	$ 114,276

Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities Details 3
Securities pledged for securities sold under agreements to repurchase	$ 27,085	$ 27,421

Securities (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities with unrealized loss position
Less than 12 Months, Fair Value	$ 12,721	$ 6,006
Less than 12 Months, Unrealized Losses	(220)	(38)
12 Months or More, Fair Value	811	2,013
12 Months or More, Unrealized Losses	(35)	(293)
Total, Fair Value	13,532	8,019
Total, Unrealized Losses	(255)	(331)
U.S. Government and federal agency
Securities with unrealized loss position
Less than 12 Months, Fair Value	1,997
Less than 12 Months, Unrealized Losses	(2)
12 Months or More, Fair Value
12 Months or More, Unrealized Losses
Total, Fair Value	1,997
Total, Unrealized Losses	(2)
U.S. Treasury notes and bonds
Securities with unrealized loss position
Less than 12 Months, Fair Value	2,187
Less than 12 Months, Unrealized Losses	(9)
12 Months or More, Fair Value
12 Months or More, Unrealized Losses
Total, Fair Value	2,187
Total, Unrealized Losses	(9)
State and municipal
Securities with unrealized loss position
Less than 12 Months, Fair Value	7,623	2,938
Less than 12 Months, Unrealized Losses	(203)	(28)
12 Months or More, Fair Value	811	1,245
12 Months or More, Unrealized Losses	(35)	(61)
Total, Fair Value	8,434	4,183
Total, Unrealized Losses	(238)	(89)
Corporate
Securities with unrealized loss position
Less than 12 Months, Fair Value	768	1,023
Less than 12 Months, Unrealized Losses	(1)	(3)
12 Months or More, Fair Value
12 Months or More, Unrealized Losses
Total, Fair Value	768	1,023
Total, Unrealized Losses	(1)	(3)
Equity securities
Securities with unrealized loss position
Less than 12 Months, Fair Value	146
Less than 12 Months, Unrealized Losses	(5)
12 Months or More, Fair Value		768
12 Months or More, Unrealized Losses		(232)
Total, Fair Value	146	768
Total, Unrealized Losses	(5)	(232)
Mortgage-backed
Securities with unrealized loss position
Less than 12 Months, Fair Value		2,045
Less than 12 Months, Unrealized Losses		(7)
12 Months or More, Fair Value
12 Months or More, Unrealized Losses
Total, Fair Value		2,045
Total, Unrealized Losses		$ (7)

Securities (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Securities Details Narrative
Fair value of Other than temporarily impaired one municipal security	$ 311
Impairment losses on other than temporarily impaired municipal security	$ 141

Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans	$ 311,468	$ 320,127	$ 316,940
Allowance for loan losses	(5,852)	(5,213)	(4,729)	(4,322)
Loans, net	305,616	314,914
Agricultural
Loans	31,790	38,929	29,681
Allowance for loan losses	(140)	(55)	(181)	(124)
Commercial and Industrial
Loans	67,365	58,685	55,947
Allowance for loan losses	(381)	(609)	(641)	(735)
Consumer
Loans	19,367	18,657	16,709
Allowance for loan losses	(250)	(197)	(243)	(306)
Commercial Real Estate
Loans	93,312	106,250	116,351
Allowance for loan losses	(2,596)	(2,299)	(1,729)	(1,546)
Construction Real Estate
Loans	1,056	1,169	853
Allowance for loan losses	(15)	(34)	(2)	(3)
Residential Real Estate
Loans	98,578	96,437	97,399
Allowance for loan losses	$ (1,923)	$ (1,847)	$ (1,554)	$ (1,590)

Loans and Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning balance	$ 5,213	$ 4,729	$ 4,322
Charge-offs	(2,499)	(3,668)	(3,884)
Recoveries	623	452	341
Provision	2,515	3,700	3,950
Ending balance	5,852	5,213	4,729
Individually evaluated for impairment	700	431	581
Collectively evaluated for impairment	5,152	4,782	4,148
Individually evaluated for impairment	5,939	4,501	6,573
Collectively evaluated for impairment	305,529	315,626	310,367
Ending balance	311,468	320,127	316,940
Agricultural
Beginning balance	55	181	124
Charge-offs		(45)
Recoveries	5	10
Provision	81	(91)	57
Ending balance	140	55	181
Individually evaluated for impairment	1
Collectively evaluated for impairment	139	55	181
Individually evaluated for impairment	166		39
Collectively evaluated for impairment	31,624	38,929	29,642
Ending balance	31,790	38,929	29,681
Commercial and Industrial
Beginning balance	609	641	735
Charge-offs	(405)	(228)	(765)
Recoveries	61	32	68
Provision	116	164	603
Ending balance	381	609	641
Individually evaluated for impairment	112	7	50
Collectively evaluated for impairment	269	602	591
Individually evaluated for impairment	198	163	272
Collectively evaluated for impairment	67,167	58,522	55,675
Ending balance	67,365	58,685	55,947
Consumer
Beginning balance	197	243	306
Charge-offs	(338)	(361)	(444)
Recoveries	214	217	230
Provision	177	98	151
Ending balance	250	197	243
Individually evaluated for impairment
Collectively evaluated for impairment	250	197	243
Individually evaluated for impairment	32
Collectively evaluated for impairment	19,335	18,657	16,709
Ending balance	19,367	18,657	16,709
Commercial Real Estate
Beginning balance	2,299	1,729	1,546
Charge-offs	(869)	(1,357)	(1,523)
Recoveries	224	89	16
Provision	942	1,838	1,690
Ending balance	2,596	2,299	1,729
Individually evaluated for impairment	449	424	531
Collectively evaluated for impairment	2,147	1,875	1,198
Individually evaluated for impairment	3,723	2,758	3,529
Collectively evaluated for impairment	89,589	103,492	112,822
Ending balance	93,312	106,250	116,351
Construction Real Estate
Beginning balance	34	2	3
Charge-offs
Recoveries
Provision	(19)	32	(1)
Ending balance	15	34	2
Individually evaluated for impairment
Collectively evaluated for impairment	15	34	2
Individually evaluated for impairment
Collectively evaluated for impairment	1,056	1,169	853
Ending balance	1,056	1,169	853
Residential Real Estate
Beginning balance	1,847	1,554	1,590
Charge-offs	(887)	(1,677)	(1,152)
Recoveries	119	104	27
Provision	844	1,866	1,089
Ending balance	1,923	1,847	1,554
Individually evaluated for impairment	138
Collectively evaluated for impairment	1,785	1,847	1,554
Individually evaluated for impairment	1,820	1,580	2,733
Collectively evaluated for impairment	96,758	94,857	94,666
Ending balance	98,578	96,437	97,399
Unallocated
Beginning balance	172	379	18
Charge-offs
Recoveries
Provision	375	(207)	361
Ending balance	547	172	379
Individually evaluated for impairment
Collectively evaluated for impairment	$ 547	$ 172	$ 379

Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Risk rated loans	$ 311,468	$ 320,127	$ 316,940
Agricultural
Risk rated loans	31,790	38,929	29,681
Agricultural | Risk ratings 1 and 2
Risk rated loans	8,615	6,486
Agricultural | Risk ratings 3
Risk rated loans	16,173	20,211
Agricultural | Risk ratings 4
Risk rated loans	5,040	9,499
Agricultural | Risk ratings 5
Risk rated loans	1,939	2,672
Agricultural | Risk ratings 6
Risk rated loans	19	57
Agricultural | Risk ratings 7
Risk rated loans	4	4
Commercial and Industrial
Risk rated loans	67,365	58,685	55,947
Commercial and Industrial | Risk ratings 1 and 2
Risk rated loans	9,040	4,149
Commercial and Industrial | Risk ratings 3
Risk rated loans	43,549	30,109
Commercial and Industrial | Risk ratings 4
Risk rated loans	13,417	21,993
Commercial and Industrial | Risk ratings 5
Risk rated loans	855	1,669
Commercial and Industrial | Risk ratings 6
Risk rated loans	361	680
Commercial and Industrial | Risk ratings 7
Risk rated loans	143	85
Commercial Real Estate
Risk rated loans	93,312	106,250	116,351
Commercial Real Estate | Risk ratings 1 and 2
Risk rated loans	2,711	6,403
Commercial Real Estate | Risk ratings 3
Risk rated loans	45,295	45,034
Commercial Real Estate | Risk ratings 4
Risk rated loans	30,223	33,462
Commercial Real Estate | Risk ratings 5
Risk rated loans	74,847	14,313
Commercial Real Estate | Risk ratings 6
Risk rated loans	6,960	5,009
Commercial Real Estate | Risk ratings 7
Risk rated loans	$ 276	$ 2,029

Loans and Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Risk rated loans	$ 311,468	$ 320,127	$ 316,940
Consumer
Risk rated loans	19,367	18,657	16,709
Consumer | Performing
Risk rated loans	19,334	18,634
Consumer | Nonperforming
Risk rated loans	33	23
Construction Real Estate
Risk rated loans	1,056	1,169	853
Construction Real Estate | Performing
Risk rated loans	1,056	1,169
Construction Real Estate | Nonperforming
Risk rated loans
Residential Real Estate
Risk rated loans	98,578	96,437	97,399
Residential Real Estate | Performing
Risk rated loans	98,018	95,732
Residential Real Estate | Nonperforming
Risk rated loans	$ 560	$ 705

Loans and Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 N	Dec. 31, 2011 N
Number of Contracts	12	13
Pre-Modification Outstanding Recorded Investment	$ 2,606	$ 2,476
Post Modification Oustanding Recorded Investment	2,596	2,476
TDRs subsequently defaulted, number of contracts	5	11
TDRs subsequently defaulted, recorded investment	321	2,048
Agricultural
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	72
Post Modification Oustanding Recorded Investment	72
TDRs subsequently defaulted, number of contracts	1
TDRs subsequently defaulted, recorded investment	72
Commercial and Industrial
Number of Contracts	2	1
Pre-Modification Outstanding Recorded Investment	159	48
Post Modification Oustanding Recorded Investment	149	48
TDRs subsequently defaulted, number of contracts	2	1
TDRs subsequently defaulted, recorded investment	149	48
Consumer
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	32
Post Modification Oustanding Recorded Investment	32
TDRs subsequently defaulted, number of contracts	1
TDRs subsequently defaulted, recorded investment	32
Commercial Real Estate
Number of Contracts	5	7
Pre-Modification Outstanding Recorded Investment	1,990	1,789
Post Modification Oustanding Recorded Investment	1,990	1,789
TDRs subsequently defaulted, number of contracts	1	3
TDRs subsequently defaulted, recorded investment	68	1,135
Residential Real Estate
Number of Contracts	3	5
Pre-Modification Outstanding Recorded Investment	353	639
Post Modification Oustanding Recorded Investment	353	639
TDRs subsequently defaulted, number of contracts		7
TDRs subsequently defaulted, recorded investment		$ 865

Loans and Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recorded Investment With no related allowance recorded	$ 720	$ 2,804
Unpaid Principal Balance With no related allowance recorded	1,338	3,223
Average Recorded Investment With no related allowance recorded	3,194	4,201
Interest Income Recognized With no related allowance recorded	54	65
Recorded Investment With an allowance recorded	5,219	1,697
Unpaid Principal Balance With an allowance recorded	5,286	2,183
Related Allowance	700	431
Average Recorded Investment With an allowance recorded	2,072	1,575
Interest Income Recognized With an allowance recorded	45	6
Recorded Investment	5,939	4,501
Unpaid Principal Balance	6,624	5,406
Average Recorded Investment	5,266	5,776
Interest Income Recognized	99	71
Agricultural
Recorded Investment With no related allowance recorded	94
Unpaid Principal Balance With no related allowance recorded	441
Average Recorded Investment With no related allowance recorded	19	45
Interest Income Recognized With no related allowance recorded
Recorded Investment With an allowance recorded	72
Unpaid Principal Balance With an allowance recorded	72
Related Allowance	1
Average Recorded Investment With an allowance recorded	14
Interest Income Recognized With an allowance recorded	1
Recorded Investment	166
Unpaid Principal Balance	513
Average Recorded Investment	33	45
Interest Income Recognized	1
Commercial and Industrial
Recorded Investment With no related allowance recorded	49	102
Unpaid Principal Balance With no related allowance recorded	49	105
Average Recorded Investment With no related allowance recorded	223	167
Interest Income Recognized With no related allowance recorded	6
Recorded Investment With an allowance recorded	149	61
Unpaid Principal Balance With an allowance recorded	169	63
Related Allowance	112	7
Average Recorded Investment With an allowance recorded	112	85
Interest Income Recognized With an allowance recorded
Recorded Investment	198	163
Unpaid Principal Balance	218	168
Average Recorded Investment	335	252
Interest Income Recognized	6
Consumer
Recorded Investment With no related allowance recorded
Unpaid Principal Balance With no related allowance recorded
Average Recorded Investment With no related allowance recorded
Interest Income Recognized With no related allowance recorded
Recorded Investment With an allowance recorded	32
Unpaid Principal Balance With an allowance recorded	32
Related Allowance
Average Recorded Investment With an allowance recorded	6
Interest Income Recognized With an allowance recorded
Recorded Investment	32
Unpaid Principal Balance	32
Average Recorded Investment	6
Interest Income Recognized
Commercial Real Estate
Recorded Investment With no related allowance recorded	577	1,122
Unpaid Principal Balance With no related allowance recorded	848	1,538
Average Recorded Investment With no related allowance recorded	1,586	2,369
Interest Income Recognized With no related allowance recorded		15
Recorded Investment With an allowance recorded	3,146	1,636
Unpaid Principal Balance With an allowance recorded	3,193	2,120
Related Allowance	449	424
Average Recorded Investment With an allowance recorded	1,576	1,490
Interest Income Recognized With an allowance recorded	24	6
Recorded Investment	3,723	2,758
Unpaid Principal Balance	4,041	3,658
Average Recorded Investment	3,162	3,859
Interest Income Recognized	24	21
Residential Real Estate
Recorded Investment With no related allowance recorded		1,580
Unpaid Principal Balance With no related allowance recorded		1,580
Average Recorded Investment With no related allowance recorded	1,366	1,620
Interest Income Recognized With no related allowance recorded	48	50
Recorded Investment With an allowance recorded	1,820
Unpaid Principal Balance With an allowance recorded	1,820
Related Allowance	138
Average Recorded Investment With an allowance recorded	364
Interest Income Recognized With an allowance recorded	20
Recorded Investment	1,820	1,580
Unpaid Principal Balance	1,820	1,580
Average Recorded Investment	1,730	1,620
Interest Income Recognized	$ 68	$ 50

Loans and Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Aging analysis of past due loans
Past Due 30 to 59 Days	$ 2,039	[1]	$ 3,868	[1]
Past Due 60 to 89 Days	791	[1]	1,923	[1]
Past Due Greater Than 90 Days	1,129		2,663
Past Due Total	3,959	[1]	8,454	[1]
Loans Not Past Due	307,509		311,673
Loans	311,468		320,127		316,940
90 Days Past Due and Accruing	30		70
Agricultural
Aging analysis of past due loans
Past Due 30 to 59 Days	262	[1]	151	[1]
Past Due 60 to 89 Days		[1]		[1]
Past Due Greater Than 90 Days			22
Past Due Total	262	[1]	173	[1]
Loans Not Past Due	31,529		38,756
Loans	31,790		38,929		29,681
90 Days Past Due and Accruing
Commercial and Industrial
Aging analysis of past due loans
Past Due 30 to 59 Days	102	[1]	541	[1]
Past Due 60 to 89 Days	4	[1]	143	[1]
Past Due Greater Than 90 Days	198		97
Past Due Total	304	[1]	781	[1]
Loans Not Past Due	67,061		57,904
Loans	67,365		58,685		55,947
90 Days Past Due and Accruing
Consumer
Aging analysis of past due loans
Past Due 30 to 59 Days	173	[1]	104	[1]
Past Due 60 to 89 Days	28	[1]	52	[1]
Past Due Greater Than 90 Days	33		23
Past Due Total	234	[1]	179	[1]
Loans Not Past Due	19,133		18,478
Loans	19,367		18,657		16,709
90 Days Past Due and Accruing	1		2
Commercial Real Estate
Aging analysis of past due loans
Past Due 30 to 59 Days	64	[1]	1,752	[1]
Past Due 60 to 89 Days	68	[1]	713	[1]
Past Due Greater Than 90 Days	339		1,816
Past Due Total	471	[1]	4,281	[1]
Loans Not Past Due	92,841		101,969
Loans	93,312		106,250		116,351
90 Days Past Due and Accruing
Construction Real Estate
Aging analysis of past due loans
Past Due 30 to 59 Days		[1]		[1]
Past Due 60 to 89 Days		[1]		[1]
Past Due Greater Than 90 Days
Past Due Total		[1]		[1]
Loans Not Past Due	1,056		1,169
Loans	1,056		1,169		853
90 Days Past Due and Accruing
Residential Real Estate
Aging analysis of past due loans
Past Due 30 to 59 Days	1,438	[1]	1,320	[1]
Past Due 60 to 89 Days	691	[1]	1,015	[1]
Past Due Greater Than 90 Days	559		705
Past Due Total	2,688	[1]	3,040	[1]
Loans Not Past Due	95,889		93,397
Loans	98,578		96,437		97,399
90 Days Past Due and Accruing	$ 29		$ 68

[1]	Includes nonaccrual loans.

Loans and Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Nonaccrual past due loans	$ 2,331	$ 4,155
Agricultural
Nonaccrual past due loans	94	26
Commercial and Industrial
Nonaccrual past due loans	220	143
Consumer
Nonaccrual past due loans	33	22
Commercial Real Estate
Nonaccrual past due loans	1,230	2,790
Construction Real Estate
Nonaccrual past due loans
Residential Real Estate
Nonaccrual past due loans	$ 754	$ 1,174

Mortgage Banking (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Banking Details
Loans originated for sale	$ 44,889	$ 25,685	$ 28,816
Proceeds from loan sales	45,622	26,611	28,088
Gains on sales of loans	1,634	672	682
Loan servicing fees, net of amortization	$ 131	$ 161	$ 41

Mortgage Banking (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Banking Details 1
Balance, beginning of year	$ 318	$ 347	$ 491
Capitalized	289	94	122
Amortization	(134)	(123)	(266)
Balance, end of year	$ 473	$ 318	$ 347

Mortgage Banking (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loans serviced for others, recorded off balance sheet	$ 97,000	$ 96,000
Fair value of loan servicing rights	$ 807	$ 797
Discount Rate	7.70%	7.70%
Lower Range
Prepayment Speed	14.00%	7.00%
Upper Range
Prepayment Speed	34.00%	26.00%

Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Premises and equipment, gross	$ 19,892	$ 18,968
Accumulated depreciation	(7,771)	(6,888)
Premises and equipment, net	12,121	12,080
Land and Land Improvements
Premises and equipment, gross	4,108	4,084
Leasehold Improvements
Premises and equipment, gross	38	36
Buildings
Premises and equipment, gross	11,190	11,080
Furniture and Equipment
Premises and equipment, gross	$ 4,556	$ 3,768

Premises and Equipment (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Minimum annual lease payaments for the fiscal year ended:
2013	$ 36

Premises and Equipment (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises And Equipment Details Narrative
Depreciation expense	$ 900	$ 944	$ 903
Rent expense	$ 98	$ 75	$ 78

Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross Carryng Amount	$ 4,481	$ 4,481
Accumulated Amortization	2,757	2,309
Core Deposit Intangible
Gross Carryng Amount	4,134	4,134
Accumulated Amortization	2,549	2,136
Other Intangible Assets
Gross Carryng Amount	347	347
Accumulated Amortization	$ 208	$ 173

Goodwill and Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated amortization expense:
For the year ended December 31, 2013	$ 448
For the year ended December 31, 2014	448
For the year ended December 31, 2015	448
For the year ended December 31, 2016	380
[FiniteLivedIntangibleAssetsNet]	1,724
Core Deposit Intangible
Estimated amortization expense:
For the year ended December 31, 2013	413
For the year ended December 31, 2014	413
For the year ended December 31, 2015	413
For the year ended December 31, 2016	346
[FiniteLivedIntangibleAssetsNet]	1,585
Other Intangible Assets
Estimated amortization expense:
For the year ended December 31, 2013	35
For the year ended December 31, 2014	35
For the year ended December 31, 2015	35
For the year ended December 31, 2016	34
[FiniteLivedIntangibleAssetsNet]	$ 139

Goodwill and Intangible Assets (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets Details Narrative
Intangible asset amortization	$ 448	$ 448	$ 448

Other Real Estate Owned (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Real Estate Owned Details
Other real estate owned, net	$ 1,934	$ 1,953	$ 2,201
Transfers from loans	1,718	2,972	1,358
Reclassification to buildings	(20)
Proceeds from sales	(1,259)	(3,015)	(1,174)
Gains/(losses) on sales	51	279	96
Write-downs	(405)	(255)	(528)
Other real estate owned, net	2,019	1,934	1,953
(Gains)/ losses on sales of other real estate owned	51	279	96
Write-downs of other real estate owned	(405)	(255)	(528)
Proceeds from sales of other real estate owned	$ (1,259)	$ (3,015)	$ (1,174)

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits Details
Noninterest-bearing demand deposits	$ 101,861	$ 78,263
Interest-bearing demand deposits	66,569	64,498
Money market deposits	60,806	63,007
Savings deposits	63,406	46,737
Local certificates of deposit	130,057	144,983
Brokered certificates of deposit	1,500	5,877
Total deposits	$ 424,199	$ 403,365

Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Deposits Details 1
2013	$ 86,086
2014	21,923
2015	10,194
2016	7,769
2017	5,050
2018	535
Total	$ 131,557

Deposits (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits Details Narrative
Certificates of deposit $100,000 or more	$ 66,900	$ 70,900
Weighted average interest rate on brokered certificate of deposit	1.40%
Certificates of Deposit issued through CDARS	$ 14,200	$ 18,300

Repurchase Agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Outstanding balance at December 31	$ 19,572	$ 21,869
Average interest rate at December 31	0.25%	1.27%
Average balance during the year	22,185	20,815
Average interest rate during the year	0.84%	1.38%
Maximum month end balance during the year	$ 24,662	$ 22,249

Repurchase Agreements (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Repurchase Agreements Details Narrative
Structured Repurchase Agreement	$ 5,000
Fixed interest rate of structured agreement	4.55%

Federal Home Loan Bank Advances (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank Advances Details
Advances from Federal Home Loan Bank	$ 420	$ 8,447
Fixed Interest rate	3.98%
Interest rate, lower range		2.54%
Interest rate, upper range		4.16%
Weighted average interest rate		3.58%
Maturity date, lower range	Nov 30, 2024	Nov 30, 2012
Maturity date, upper range	2024-11-30	2024-11-30

Federal Home Loan Bank Advances (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Maturities of Federal Home Loan Bank Advances
2013	$ 28
2014	29
2015	30
2016	32
2017	33
Thereafter	268
[FederalHomeLoanBankAdvancesMaturitiesSummary]	$ 420

Federal Home Loan Bank Advances (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Residential Real Estate	Dec. 31, 2011 Residential Real Estate
Prepayment of advances	$ 3,000
Penalty on prepayment	37
Collateral pledged		74,000	69,000
Amount of unused funds available to be borrowed	$ 46,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details
Current federal income tax expense	$ 1,475	$ 682	$ 817
Deferred federal income tax expense (benefit)	(132)	378	(163)
Income tax expense	$ 1,343	$ 1,060	$ 654

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details 1
Income tax computed at statutory federal rate of 34%	$ 1,906	$ 1,555	$ 1,144
Tax exempt interest income	(466)	(437)	(483)
Tax exempt earnings on bank-owned life insurance	(152)	(121)	(122)
Nondeductible interest expense	13	16	25
Other items	42	47	90
Income tax expense	$ 1,343	$ 1,060	$ 654
Effective income tax rate	24.00%	23.00%	19.00%

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details 2
Allowance for loan losses	$ 920	$ 779
Deferred compensation	349	341
Write-downs on other real estate carryforward	255	339
Alternative minimum tax credit carryforward		75
Other	294	327
Total deferred tax assets	1,818	1,861
Depreciation	1,396	1,382
Unrealized gains on securities available for sale	1,138	1,157
Purchase accounting adjustments from merger	602	743
Loan servicing rights	161	108
Stock dividends received from Federal Home Loan Bank	83	83
Post-retirement benefits obligation	75	87
Other	112	103
Total deferred tax liabilities	3,567	3,663
Net deferred tax liabilities	$ (1,749)	$ (1,802)

Income Taxes (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details Narrative
Deferred tax asset resulting from losses on sales of securities in 2009 and 2010	$ 45	$ 45
Deferred tax asset related to unexercised stock options	44	44
Deferred Tax valuation allowances	$ 89	$ 89

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions Details
Beginning Balance	$ 6,254	$ 6,568
New loans	669	948
Repayments	(1,087)	(1,262)
Ending Balance	$ 5,836	$ 6,254

Related Party Transactions (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions Details Narrative
Related Party deposit liabilities	$ 12,500	$ 14,800

Employee Benefit Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans Details
Shares allocated to participants	5,355	5,355	5,355
Shares unallocated
Total shares of ChoiceOne stock held by ESOP	5,355	5,355	5,355
Fair value of allocated shares, subject to repurchase obligation, recorded in other liabilities	$ 77	$ 64	$ 64

Employee Benefit Plans (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Matching contributions to 401(k) plan cost	$ 178	$ 115	$ 112
Post-retirement Benefits Plan
Benefit expense	10	11	15
Benefit obligation	158	131
Deferred Compensation Plans - Directors
Benefit expense	15	17	20
Benefit obligation	261	287
Deferred Compensation Plans - Executive Officers
Benefit expense	120	32	41
Benefit obligation	$ 766	$ 715

Stock Options (Details) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Number of options:
Number of Options outstanding, beginning	46,656	49,232	49,232
Number of Options granted
Number of Options exercised	2,625	2,576
Number of Options forfeited	7,131
Number of Options outstanding, ending	36,900	46,656	49,232
Number of Options exercisable	36,900	46,656	49,232
Weighted Average Exercise Price of Options outstanding, beginning	$ 16.62	$ 16.46	$ 16.46
Weighted Average Exercise Price of Options granted
Weighted Average Exercise Price of Options exercised	$ 13.7	$ 13.44
Weighted Average Exercise Price of Options forfeited	$ 15.97
Weighted Average Exercise Price of Options outstanding, ending	$ 16.95	$ 16.62	$ 16.46
Weighted Average Exercise Price of Options exercisable	$ 16.95	$ 16.62	$ 16.64

Stock Options (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Stock Options - Exercise Price $13.50
Weighted Average Exercise Price of Options outstanding, ending	$ 13.5
Number of Options outstanding, ending	10,000
Number of Options exercisable	10,000
Weighted average remaining contractual life of options outstanding and exercisable	5 years 0 months 25 days
Stock Options - Exercise Price $13.70
Weighted Average Exercise Price of Options outstanding, ending	$ 13.7
Number of Options outstanding, ending	2,100
Number of Options exercisable	2,100
Weighted average remaining contractual life of options outstanding and exercisable	0 years 0 months 14 days
Stock Options - Exercise Price $16.31
Weighted Average Exercise Price of Options outstanding, ending	$ 16.31
Number of Options outstanding, ending	5,512
Number of Options exercisable	5,512
Weighted average remaining contractual life of options outstanding and exercisable	1 year 0 months 22 days
Stock Options - Exercise Price $17.95
Weighted Average Exercise Price of Options outstanding, ending	$ 17.95
Number of Options outstanding, ending	8,000
Number of Options exercisable	8,000
Weighted average remaining contractual life of options outstanding and exercisable	4 years 0 months 18 days
Stock Options - Exercise Price $18.85
Weighted Average Exercise Price of Options outstanding, ending	$ 18.85
Number of Options outstanding, ending	5,250
Number of Options exercisable	5,250
Weighted average remaining contractual life of options outstanding and exercisable	3 years 0 months 18 days
Stock Options - Exercise Price $21.43
Weighted Average Exercise Price of Options outstanding, ending	$ 21.43
Number of Options outstanding, ending	6,038
Number of Options exercisable	6,038
Weighted average remaining contractual life of options outstanding and exercisable	2 years 0 months 18 days

Stock Options (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-based compensation expense	$ 11	$ 15	$ 26
Authorized number of awards	100,000
Lower Range
Exercise price of options outstanding and exercisable	$ 13.5
Upper Range
Exercise price of options outstanding and exercisable	$ 21.43
Stock Options
Stock-based compensation expense	$ 0	$ 5	$ 15
Weighted average remaining contractual life of options outstanding and exercisable	3 years 2 months 12 days

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Details
Net income	$ 1,104	$ 1,122	$ 1,021	$ 1,015	$ 1,019	$ 886	$ 904	$ 704	$ 4,262	$ 3,513	$ 2,711
Weighted average common shares outstanding									3,296,462	3,286,969	3,273,151
Basic earnings per share	$ 0.33	$ 0.34	$ 0.31	$ 0.31	$ 0.31	$ 0.27	$ 0.28	$ 0.21	$ 1.29	$ 1.07	$ 0.83
Plus dilutive effect of assumed exercises of stock options									436
Weighted average common shares outstanding and potentially dilutive shares									3,296,898	3,286,969	3,273,151
Diluted earnings per share	$ 0.33	$ 0.34	$ 0.31	$ 0.31	$ 0.31	$ 0.27	$ 0.28	$ 0.21	$ 1.29	$ 1.07	$ 0.83

Earnings Per Share (Details Narrative)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Details
Stock options considered to be anti-dilutive to earnings per share	28,625	46,656	49,232

Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income Loss Details
Unrealized holding gains on available for sale securities	$ 363	$ 2,448	$ 635
Less reclassification adjustments for gains included in inet income	419	129	443
Net unrealized gains	(56)	2,319	192
Less tax effect	(19)	789	65
Net-of-tax-amount	(37)	1,530	127
Change in funded status of post-retirement benefit plan	(34)	(23)	(21)
Tax effect	(12)	(8)	(7)
Net-of-tax amount	(22)	(15)	(14)
Total	$ (59)	$ 1,515	$ 113

Other Comprehensive Income (Loss) (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income Loss Details 1
Unrealized holding gains on available for sale securities	$ 3,347	$ 3,402
Unrecognized actuarial gains on post-retirement benefit plan	223	258
Tax effect	(1,214)	(1,245)
Net accumulated other comprehensive income	$ 2,356	$ 2,415

Condensed Financial Statements of Parent Company (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Securities available for sale	$ 134,492	$ 114,276
Other assets	4,585	4,840
Total Assets	508,913	495,914
Liabilities
Other liabilities	4,216	4,329
Total liabilities	448,407	438,010
Total shareholders' equity	60,506	57,904	54,313	52,926
Total liabilities and shareholders' equity	508,913	495,914
Parent Company
Assets
Cash	135	487
Securities available for sale	628	218
Other assets	27	26
Investment in ChoiceOne Bank	59,810	57,264
Total Assets	60,600	57,995
Liabilities
Mandatory redeemable shares under ESOP, at fair value	77	65
Other liabilities	17	26
Total liabilities	94	91
Total shareholders' equity	60,506	57,904
Total liabilities and shareholders' equity	$ 60,600	$ 57,995

Condensed Financial Statements of Parent Company (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income tax and equity in undistributed net income of subsidiary									$ 5,605	$ 4,573	$ 3,365
Income tax benefit									1,343	1,060	654
Net income	1,104	1,122	1,021	1,015	1,019	886	904	704	4,262	3,513	2,711
Parent Company
Interest and dividends from ChoiceOne Bank									1,710	1,695	1,641
Interest and dividends from other securities									16	7	7
Other income										33
Total income									1,726	1,735	1,648
Other expenses									89	81	67
Income before income tax and equity in undistributed net income of subsidiary									1,637	1,654	1,581
Income tax benefit									29	16	23
Income before equity in undistributed net income of subsidiary									1,666	1,670	1,604
Equity in undistributed net income of subsidiary									2,596	1,843	1,107
Net income									$ 4,262	$ 3,513	$ 2,711

Condensed Financial Statements of Parent Company (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 1,104	$ 1,122	$ 1,021	$ 1,015	$ 1,019	$ 886	$ 904	$ 704	$ 4,262	$ 3,513	$ 2,711
Adjustments to reconcile net income to net cash from operating activities:
Amortization									1,569	1,300	1,173
Changes in other assets									667	2,391	875
Changes in other liabilities									4	(2,458)	357
Net cash from operating activities									9,642	12,545	9,225
Maturities of securities									39,098	18,687	22,271
Purchases of securities									(69,564)	(43,651)	(44,063)
Net cash from investing activities									(16,643)	(31,118)	(16,368)
Issuance of common stock									123	127	125
Repurchase of common stock									(75)
Cash dividends paid									(1,648)	(1,578)	(1,572)
Net cash from financing activities									8,910	11,624	11,467
Net change in cash									1,909	(6,949)	4,324
Beginning cash and cash equivalents				17,125				24,074	17,125	24,074	19,750
Ending cash and cash equivalents	19,034				17,125				19,034	17,125	24,074
Parent Company
Net income									4,262	3,513	2,711
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed net income of subsidiary									(2,596)	(1,843)	(1,107)
Amortization									2
Changes in other assets									(1)	50	(17)
Changes in other liabilities									(10)	17	(18)
Net cash from operating activities									1,657	1,737	1,569
Maturities of securities											200
Purchases of securities									(409)		(202)
Net cash from investing activities									(409)		(2)
Issuance of common stock									123	127	125
Repurchase of common stock									(75)
Cash dividends paid									(1,648)	(1,578)	(1,572)
Net cash from financing activities									(1,600)	(1,451)	(1,447)
Net change in cash									(352)	286	120
Beginning cash and cash equivalents				487				201	487	201	81
Ending cash and cash equivalents	$ 135				$ 487				$ 135	$ 487	$ 201

Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Securities available for sale	$ 134,492	$ 114,276
Liabilities:
Noninterest-bearing deposits	101,861	78,263
Interest-bearing deposits	322,338	325,102
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Cash and due from banks	19,034
Securities available for sale
Federal Home Loan Bank and Federal Reserve Bank stock
Loans held for sale
Loans, net
Liabilities:
Noninterest-bearing deposits
Interest-bearing deposits
Repurchase agreements
Federal Home Loan Bank advances
Significant Other Observable Inputs (Level 2)
Assets:
Cash and due from banks
Securities available for sale	131,893
Federal Home Loan Bank and Federal Reserve Bank stock	3,750
Loans held for sale	1,933
Loans, net
Liabilities:
Noninterest-bearing deposits	101,861
Interest-bearing deposits	323,457
Repurchase agreements	19,573
Federal Home Loan Bank advances	485
Significant Unobservable Inputs (Level 3)
Assets:
Cash and due from banks
Securities available for sale	2,599
Federal Home Loan Bank and Federal Reserve Bank stock
Loans held for sale
Loans, net	310,175
Liabilities:
Noninterest-bearing deposits
Interest-bearing deposits
Repurchase agreements
Federal Home Loan Bank advances
Carrying Amount
Assets:
Cash and due from banks	19,034	17,125
Securities available for sale	134,492	114,276
Federal Home Loan Bank and Federal Reserve Bank stock	3,750	3,749
Loans held for sale	1,874	1,262
Loans, net	305,616	314,914
Liabilities:
Noninterest-bearing deposits	101,861	78,263
Interest-bearing deposits	323,338	325,102
Repurchase agreements	19,572	21,869
Federal Home Loan Bank advances	420	8,447
Estimated Fair Value
Assets:
Cash and due from banks	19,034	17,125
Securities available for sale	134,492	114,276
Federal Home Loan Bank and Federal Reserve Bank stock	3,750	3,749
Loans held for sale	1,933	1,262
Loans, net	310,175	319,017
Liabilities:
Noninterest-bearing deposits	101,861	78,263
Interest-bearing deposits	323,457	326,123
Repurchase agreements	19,573	21,083
Federal Home Loan Bank advances	$ 485	$ 8,664

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 134,492	$ 114,276
U.S. Government and federal agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	40,268	40,413
U.S. Treasury notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	7,398
State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	64,678	54,499
Mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	12,526	9,780
Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	6,712	6,011
Foreign Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,909
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,001	1,535
FDIC-guaranteed financial institution debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		2,038
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Government and federal agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreign Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | FDIC-guaranteed financial institution debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	131,893	111,505
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | U.S. Government and federal agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	40,268	40,413
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | U.S. Treasury notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	7,398
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	62,579	52,228
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	12,526	9,780
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	6,712	6,011
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Foreign Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,001
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,409	1,035
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | FDIC-guaranteed financial institution debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		2,038
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,599	2,771
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | U.S. Government and federal agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | U.S. Treasury notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,099	2,271
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Foreign Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	500	500
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | FDIC-guaranteed financial institution debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale

Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements Details 1
Balance at the beginning of year	$ 2,771	$ 2,839
Total realized and unrealized gains included in income
Total unrealized gains included in other comprehensive income	(9)	164
Net purchases, sales, calls and maturities	(163)	(299)
Transfers into Level 3		67
Balance at the end of period	$ 2,599	$ 2,771

Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned, net	$ 2,019	$ 1,934	$ 1,953	$ 2,201
Fair Value measured on a Non-Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	5,939	4,501
Other real estate owned, net	2,019	1,934
Fair Value measured on a Non-Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans
Other real estate owned, net
Fair Value measured on a Non-Recurring Basis | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans
Other real estate owned, net
Fair Value measured on a Non-Recurring Basis | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	5,939	4,501
Other real estate owned, net	$ 2,019	$ 1,934

Fair Value Measurements (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements Details Narrative
Total unrealized gains included in other comprehensive income	$ (9)	$ 164
Level 3 securities purchased	$ 564

Off-Balance Sheet Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Lower Range	Dec. 31, 2012 Upper Range	Dec. 31, 2012 Unused lines of Credit - Fixed Rate	Dec. 31, 2011 Unused lines of Credit - Fixed Rate	Dec. 31, 2012 Unused lines of Credit - Variable Rate	Dec. 31, 2011 Unused lines of Credit - Variable Rate	Dec. 31, 2012 Commitments to fund loans - Fixed Rate	Dec. 31, 2011 Commitments to fund loans - Fixed Rate	Dec. 31, 2012 Commitments to fund loans - Variable Rate	Dec. 31, 2011 Commitments to fund loans - Variable Rate
Contractual amount of financial instruments with off-balance sheet risk			$ 2,474	$ 5,798	$ 49,196	$ 47,217	$ 5,145	$ 3,610	$ 2,868	$ 1,919
Interest rate of commitments	1.00%	4.35%
Term of commitments	1 year	30 years

Regulatory Capital (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Capital Details
Total Capital	$ 46,004	$ 43,042
Total Capital (to risk-weighted assets) ratio	13.70%	12.50%
Minimum amount of capital for adequacy purposes	26,856	27,510
Minimum amount of capital for adequacy purposes, ratio	8.00%	8.00%
Minimum Capital required to be well-capitalized	33,570	34,387
Minimum Capital required to be well-capitalized, ratio	10.00%	10.00%
Tier 1 Capital	42,015	38,960
Tier 1 Capital (to average assets) ratio	12.50%	11.30%
Minimum amount of Tier 1 Capital for adequacy purposes	13,428	13,755
Minimum amount of Tier 1 Capital for adequacy purposes, ratio	4.00%	4.00%
Minimum Tier 1 Capital required to be well-capitalized	20,142	20,632
Minimum Tier 1 Capital required to be well-capitalized, ratio	6.00%	6.00%
Tier 1 Capital	42,015	38,960
Tier 1 Capital (to risk-weighted assets) ratio	8.80%	8.30%
Minimum amount of Tier 1 Capital for adequacy purposes	19,191	18,801
Minimum amount of Tier 1 Capital for adequacy purposes, ratio	4.00%	4.00%
Minimum Tier 1 Capital required to be well-capitalized	$ 23,988	$ 23,502
Minimum Tier 1 Capital required to be well-capitalized, ratio	5.00%	5.00%

Regulatory Capital (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Regulatory Capital Details Narrative
Amount of undistributed net income available for dividends	$ 5,546

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data Details
Total interest income	$ 4,937	$ 5,103	$ 5,004	$ 5,175	$ 5,408	$ 5,399	$ 5,386	$ 5,282	$ 20,219	$ 21,475	$ 21,961
Net interest income	4,454	4,512	4,290	4,419	4,582	4,523	4,472	4,345	17,675	17,922	16,995
Net income	$ 1,104	$ 1,122	$ 1,021	$ 1,015	$ 1,019	$ 886	$ 904	$ 704	$ 4,262	$ 3,513	$ 2,711
Basic earnings per common share	$ 0.33	$ 0.34	$ 0.31	$ 0.31	$ 0.31	$ 0.27	$ 0.28	$ 0.21	$ 1.29	$ 1.07	$ 0.83
Diluted earnings per common share	$ 0.33	$ 0.34	$ 0.31	$ 0.31	$ 0.31	$ 0.27	$ 0.28	$ 0.21	$ 1.29	$ 1.07	$ 0.83